UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692
Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Advertising/Marketing Services (3.6%)
13,600	Getty Images, Inc.*	$967,096
29,900	Lamar Advertising Co. (Class A)*	1,204,671
		2,171,767
	Air Freight/Couriers (1.5%)
17,600	C.H. Robinson Worldwide, Inc.	906,928

	Apparel/Footwear (1.3%)
13,700	Coach, Inc.*	775,831

	Apparel/Footwear Retail (1.7%)
37,200	Chico’s FAS, Inc.*	1,051,272

	Biotechnology (1.0%)
13,500	Gen-Probe Inc.*	601,560

	Broadcasting (1.1%)
22,900	Univision Communications, Inc. (Class A)*	634,101

	Casino/Gaming (10.9%)
51,400	International Game Technology	1,370,324
7,142	Las Vegas Sands Corp.*	321,390
32,400	Penn National Gaming, Inc.*	951,912
44,100	Station Casinos, Inc.	2,978,955
14,025	Wynn Resorts, Ltd.*	950,054
		6,572,635
	Chemicals: Agricultural (3.4%)
31,370	Monsanto Co.	2,023,365

	Computer Processing Hardware (3.0%)
46,600	Dell, Inc.*	1,790,372

	Construction Materials (1.7%)
12,000	Rinker Group Ltd. (ADR) (Australia)	1,005,480

	Discount Stores (1.6%)
7,300	Sears Holdings Corp.*	972,141

	Financial Conglomerates (1.9%)
30,400	Brascan Corp. (Class A) (Canada)	1,147,600

	Financial Publishing/Services (1.2%)
8,900	Moody’s Corp.	719,654

	Gas Distributors (1.4%)
14,200	Questar Corp.	841,350

	Hotels/Resorts/Cruiselines (3.7%)
37,900	Carnival Corp. (Panama)	1,963,599
6,300	Royal Caribbean Cruises Ltd. (Liberia)	281,547
		2,245,146
	Insurance Brokers/Services (1.3%)
19,800	ChoicePoint, Inc.*	794,178

	Internet Software/Services (4.8%)
5,500	Google, Inc. (Class A)*	992,805
56,200	Yahoo!, Inc.*	1,905,180
		2,897,985
	Investment Banks/Brokers (3.6%)
3,000	Chicago Mercantile Exchange (The)	582,090
27,045	Greenhill & Co., Inc.	968,211
8,000	Legg Mason, Inc.	625,120
		2,175,421

	Managed Health Care (1.4%)
8,700	UnitedHealth Group, Inc.	829,806

	Medical Distributors (1.9%)
22,400	Patterson Companies, Inc.*	1,118,880

	Medical Specialties (5.6%)
7,400	Alcon, Inc. (Switzerland)	660,746
16,500	Dade Behring Holdings Inc.*	972,345
18,400	INAMED Corp.*	1,285,792
8,013	Kinetic Concepts, Inc.*	477,975
		3,396,858
	Miscellaneous Commercial Services (3.2%)
30,400	Corporate Executive Board Co. (The)	1,944,080

	Oil & Gas Production (4.1%)
48,500	Ultra Petroleum Corp. (Canada)*	2,463,800

	Other Consumer Services (7.2%)
20,245	Apollo Group, Inc. (Class A)*	1,499,345
76,600	eBay, Inc.*	2,854,116
		4,353,461
	Other Metals/Minerals (1.2%)
16,600	Cameco Corporation (Canada)	734,384

	Packaged Software (2.1%)
9,900	Adobe Systems, Inc.	664,983
56,700	Red Hat, Inc.*	618,597
		1,283,580
	Property - Casualty Insurers (3.1%)
422	Berkshire Hathaway, Inc. (Class B)*	1,205,232
1,050	White Mountains Insurance Group, Ltd. (Bermuda)	638,925
		1,844,157
	Real Estate Investment Trusts (1.1%)
18,500	Plum Creek Timber Co., Inc.	660,450

	Recreational Products (3.4%)
27,600	Electronic Arts, Inc.*	1,429,128
20,500	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	619,100
		2,048,228
	Restaurants (4.8%)
34,335	AFC Enterprises, Inc.*	875,886
17,900	P.F. Chang’s China Bistro, Inc.*	1,070,420
28,800	Sonic Corp.*	961,920
		2,908,226
	Semiconductors (1.1%)
17,600	Marvell Technology Group, Ltd. (Bermuda)*	674,784

	Services to the Health Industry (1.5%)
21,100	Stericycle, Inc.*	932,620

	Specialty Stores (1.2%)
24,660	PETsMART, Inc.	708,975

	Specialty Telecommunications (1.5%)
54,657	Crown Castle International Corp.*	877,791

	Telecommunication Equipment (2.2%)
35,900	QUALCOMM, Inc.	1,315,735

	Wholesale Distributors (1.2%)
23,000	SCP Pool Corp.	732,780

	Wireless Telecommunications (1.9%)
22,600	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,166,160

	Total Common Stocks
	(Cost $53,955,813)	59,321,541

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.7%)
	Repurchase Agreeement
$1,010	The Bank of New York 2.6875% due 04/01/05 (dated 03/31/05; proceeds $1,010,500) (a)
	(Cost $1,010,425)		1,010,425

	Total Investments
	(Cost $54,966,238) (b)	100.1%	60,331,966

	Liabilities in Excess of Other Assets	(0.1)	(62,128)

	Net Assets	100.0%	$60,269,838

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 6.0% due 10/01/34 valued at $1,030,634.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,090,070 and the aggregate gross unrealized depreciation is $1,724,342, resulting in net unrealized appreciation of $5,362,728.

Morgan Stanley Variable Investment Series - Aggressive Equity

Summary of Investments March 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS
Casino/Gaming	$6,572,635	10.9%
Other Consumer Services	4,353,461	7.2
Medical Specialties	3,396,858	5.6
Restaurants	2,908,226	4.8
Internet Software/Services	2,897,985	4.8
Oil & Gas Production	2,463,800	4.1
Hotels/Resorts/Cruiselines	2,245,146	3.7
Investment Banks/Brokers	2,175,421	3.6
Advertising/Marketing Services	2,171,767	3.6
Recreational Products	2,048,228	3.4
Chemicals: Agricultural	2,023,365	3.4
Miscellaneous Commercial Services	1,944,080	3.2
Property - Casualty Insurers	1,844,157	3.1
Computer Processing Hardware	1,790,372	3.0
Telecommunication Equipment	1,315,735	2.2
Packaged Software	1,283,580	2.1
Wireless Telecommunications	1,166,160	1.9
Financial Conglomerates	1,147,600	1.9
Medical Distributors	1,118,880	1.9
Apparel/Footwear Retail	1,051,272	1.7
Repurchase Agreement	1,010,425	1.7
Construction Materials	1,005,480	1.7
Discount Stores	972,141	1.6
Services To The Health Industry	932,620	1.5
Air Freight/Couriers	906,928	1.5
Specialty Telecommunications	877,791	1.5
Gas Distributors	841,350	1.4
Managed Health Care	829,806	1.4
Insurance Brokers/Services	794,178	1.3
Apparel/Footwear	775,831	1.3
Other Metals/Minerals	734,384	1.2
Wholesale Distributors	732,780	1.2
Financial Publishing/Services	719,654	1.2
Specialty Stores	708,975	1.2
Semiconductors	674,784	1.1
Real Estate Investment Trusts	660,450	1.1
Broadcasting	634,101	1.1
Biotechnology	601,560	1.0

	$60,331,966	100.1%

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments  March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.1%)
	Aerospace & Defense (0.8%)
123,000	Northrop Grumman Corp.	$6,639,540

	Aluminum (0.7%)
190,100	Alcoa, Inc.	5,777,139

	Apparel/Footwear (1.7%)
232,900	V.F. Corp.	13,773,706

	Auto Parts: O.E.M. (1.2%)
174,900	Johnson Controls, Inc.	9,752,424

	Beverages: Non-Alcoholic (1.5%)
296,800	Coca-Cola Co. (The)	12,367,656

	Biotechnology (0.7%)
102,900	Amgen Inc. *	5,989,809

	Cable/Satellite TV (0.7%)
165,200	Comcast Corp. Special (Class A) *	5,517,680

	Casino/Gaming (0.5%)
97,763	Las Vegas Sands Corp. *	4,399,335

	Chemicals: Agricultural (1.0%)
132,300	Monsanto Co.	8,533,350

	Chemicals: Major Diversified (1.9%)
303,700	Dow Chemical Co. (The)	15,139,445

	Computer Communications (1.2%)
438,000	Juniper Networks, Inc. *	9,662,280

	Computer Processing Hardware (2.1%)
137,500	Apple Computer, Inc. *	5,729,625
300,600	Dell, Inc. *	11,549,052
		17,278,677
	Data Processing Services (1.6%)
332,700	First Data Corp.	13,078,437

	Discount Stores (3.1%)
512,000	Target Corp.	25,610,240

	Drugstore Chains (2.1%)
328,400	CVS Corp.	17,280,408

	Electric Utilities (3.7%)
470,800	Exelon Corp.	21,605,012
205,400	FPL Group, Inc.	8,246,810
		29,851,822
	Finance/Rental/Leasing (2.1%)
64,200	Freddie Mac	4,057,440
516,500	MBNA Corp.	12,680,075
		16,737,515
	Financial Conglomerates (3.7%)
396,500	Citigroup, Inc.	17,818,710
223,700	JPMorgan Chase & Co.	7,740,020
52,600	UBS AG (ADR) (Switzerland)	4,439,440
		29,998,170
	Food: Major Diversified (3.0%)
464,000	PepsiCo, Inc.	24,605,920

	Home Improvement Chains (1.7%)
357,100	Home Depot, Inc. (The)	13,655,504

	Household/Personal Care (4.6%)
378,000	Avon Products, Inc.	16,231,320
404,800	Procter & Gamble Co. (The)	21,454,400
		37,685,720
	Industrial Conglomerates (10.4%)
336,300	3M Co.	28,817,547
677,500	General Electric Co.	24,430,650
116,800	Tyco International Ltd. (Bermuda)	3,947,840
276,000	United Technologies Corp.	28,058,160
		85,254,197
	Information Technology Services (2.6%)
235,100	International Business Machines Corp.	21,483,438

	Integrated Oil (6.7%)
399,200	BP PLC (ADR) (United Kingdom)	24,910,080
503,800	Exxon Mobil Corp.	30,026,480
		54,936,560
	Internet Software/Services (0.6%)
149,500	Yahoo!, Inc. *	5,068,050

	Investment Banks/Brokers (4.3%)
113,700	Goldman Sachs Group, Inc. (The)	12,505,863
52,600	Lehman Brothers Holdings Inc.	4,952,816
313,200	Merrill Lynch & Co., Inc.	17,727,120
		35,185,799
	Investment Managers (1.5%)
427,000	Mellon Financial Corp.	12,186,580

	Life/Health Insurance (1.6%)
62,700	AFLAC, Inc.	2,336,202
233,100	Lincoln National Corp.	10,522,134
		12,858,336
	Major Banks (4.5%)
786,200	Bank of America Corp.	34,671,420
41,000	Comerica, Inc.	2,258,280
		36,929,700
	Major Telecommunications (2.1%)
479,200	Verizon Communications Inc.	17,011,600

	Managed Health Care (2.7%)
210,000	Caremark Rx, Inc. *	8,353,800
140,900	UnitedHealth Group, Inc.	13,439,042
		21,792,842
	Medical Specialties (1.7%)
95,400	Fisher Scientific International, Inc. *	5,430,168
158,200	Medtronic, Inc.	8,060,290
		13,490,458
	Motor Vehicles (0.3%)
42,000	Harley-Davidson, Inc.	2,425,920

	Office Equipment/Supplies (2.2%)
401,400	Pitney Bowes, Inc.	18,111,168

	Oil & Gas Production (1.0%)
236,533	XTO Energy Inc.	7,767,744

	Oilfield Services/Equipment (2.2%)
233,300	Halliburton Co.	10,090,225
106,800	Schlumberger Ltd. (Netherlands Antilles)	7,527,264
		17,617,489
	Packaged Software (2.3%)
594,100	Microsoft Corp.	14,359,397
114,300	SAP AG (ADR) (Germany)	4,581,144
		18,940,541
	Pharmaceuticals: Major (6.8%)
116,000	Abbott Laboratories	5,407,920
372,500	Bristol-Myers Squibb Co.	9,483,850
206,600	Johnson & Johnson	13,875,256
406,360	Pfizer, Inc.	10,675,077
391,100	Wyeth	16,496,598
		55,938,701
	Property - Casualty Insurers (0.1%)
10,300	Progressive Corp. (The)	945,128

	Railroads (0.6%)
96,300	Burlington Northern Santa Fe Corp.	5,193,459

	Semiconductors (2.8%)
586,100	Intel Corp.	13,615,103
127,700	Marvell Technology Group, Ltd. (Bermuda) *	4,896,018
183,600	Texas Instruments Inc.	4,679,964
		23,191,085
	Telecommunication Equipment (0.8%)
169,900	QUALCOMM, Inc.	6,226,835

	Trucks/Construction/Farm Machinery (0.7%)
83,500	Deere & Co.	5,605,355

	TOTAL COMMON STOCKS
	(Cost $598,882,756)	801,495,762

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
SHORT-TERM INVESTMENT (a) (2.3%)
U.S. Government Agency
$18,900	Federal Home Loan Mortgage Corp.
	(Cost $18,900,000)	2.541%	04/01/05	$18,900,000

TOTAL INVESTMENTS
(Cost $617,782,756) (b)	100.4%	820,395,762
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(3,051,443)
NET ASSETS	100.0%	$817,344,319

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $211,330,979 and the aggregate gross unrealized depreciation is $8,717,973, resulting in net unrealized appreciation of $202,613,006.

Morgan Stanley Variable Investment Series - Dividend Growth

Summary of Investments                                              March 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Industrial Conglomerates	$85,254,197	10.4%
Pharmaceuticals: Major	55,938,701	6.8
Integrated Oil	54,936,560	6.7
Household/Personal Care	37,685,720	4.6
Major Banks	36,929,700	4.5
Investment Banks/Brokers	35,185,799	4.3
Financial Conglomerates	29,998,170	3.7
Electric Utilities	29,851,822	3.7
Discount Stores	25,610,240	3.1
Food: Major Diversified	24,605,920	3.0
Semiconductors	23,191,085	2.8
Managed Health Care	21,792,842	2.7
Information Technology Services	21,483,438	2.6
Packaged Software	18,940,541	2.3
U.S. Government Agency	18,900,000	2.3
Office Equipment/Supplies	18,111,168	2.2
Oilfield Services/Equipment	17,617,489	2.2
Drugstore Chains	17,280,408	2.1
Computer Processing Hardware	17,278,677	2.1
Major Telecommunications	17,011,600	2.1
Finance/Rental/Leasing	16,737,515	2.1
Chemicals: Major Diversified	15,139,445	1.9
Apparel/Footwear	13,773,706	1.7
Home Improvement Chains	13,655,504	1.7
Medical Specialties	13,490,458	1.7
Data Processing Services	13,078,437	1.6
Life/Health Insurance	12,858,336	1.6
Beverages: Non-Alcoholic	12,367,656	1.5
Investment Managers	12,186,580	1.5
Auto Parts: O.E.M.	9,752,424	1.2
Computer Communications	9,662,280	1.2
Chemicals: Agricultural	8,533,350	1.0
Oil & Gas Production	7,767,744	1.0
Aerospace & Defense	6,639,540	0.8
Telecommunication Equipment	6,226,835	0.8
Biotechnology	5,989,809	0.7
Aluminum	5,777,139	0.7
Trucks/Construction/Farm Machinery	5,605,355	0.7
Cable/Satellite TV	5,517,680	0.7
Railroads	5,193,459	0.6
Internet Software/Services	5,068,050	0.6
Casino/Gaming	4,399,335	0.5
Motor Vehicles	2,425,920	0.3
Property - Casualty Insurers	945,128	0.1

	$820,395,762	100.4%

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments  March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.4%)
	Apparel/Footwear (1.1%)
117,100	Coach, Inc. *	$6,631,373

	Apparel/Footwear Retail (1.7%)
257,500	Chico’s FAS, Inc. *	7,276,950
55,400	Urban Outfitters, Inc. *	2,657,538
		9,934,488
	Biotechnology (3.4%)
32,900	Amgen Inc. *	1,915,109
93,600	Genentech, Inc. *	5,298,696
144,700	Genzyme Corp. *	8,282,628
120,630	Gilead Sciences, Inc. *	4,318,554
		19,814,987
	Casino/Gaming (2.9%)
45,115	Las Vegas Sands Corp. *	2,030,175
149,000	Station Casinos, Inc.	10,064,950
76,200	Wynn Resorts, Ltd. *	5,161,788
		17,256,913
	Chemicals: Agricultural (1.8%)
60,990	Monsanto Co.	3,933,855
77,500	Potash Corp. of Saskatchewan, Inc. (Canada)	6,782,025
		10,715,880
	Coal (2.6%)
336,200	Peabody Energy Corp.	15,586,232

	Computer Processing Hardware (4.6%)
427,000	Apple Computer, Inc. *	17,793,090
250,800	Dell, Inc. *	9,635,736
		27,428,826
	Contract Drilling (0.9%)
112,200	Diamond Offshore Drilling, Inc.	5,598,780

	Data Processing Services (1.9%)
213,400	CheckFree Corp. *	8,698,184
57,900	First Data Corp.	2,276,049
		10,974,233
	Discount Stores (1.9%)
49,400	Target Corp.	2,470,988
175,500	Wal-Mart Stores, Inc.	8,794,305
		11,265,293
	Electrical Products (1.5%)
123,000	Cooper Industries Ltd. (Class A) (Bermuda)	8,796,960

	Financial Publishing/Services (1.6%)
114,800	Moody’s Corp.	9,282,728

	Food: Major Diversified (1.1%)
77,500	Kellogg Co.	3,353,425
62,200	PepsiCo, Inc.	3,298,466
		6,651,891
	Home Improvement Chains (0.4%)
65,000	Home Depot, Inc. (The)	2,485,600

	Hotels/Resorts/Cruiselines (1.9%)
159,800	Carnival Corp. (Panama)	8,279,238
69,200	Royal Caribbean Cruises Ltd. (Liberia)	3,092,548
		11,371,786
	Industrial Conglomerates (2.0%)
145,500	General Electric Co.	5,246,730
94,100	Tyco International Ltd. (Bermuda)	3,180,580
32,100	United Technologies Corp.	3,263,286
		11,690,596
	Information Technology Services (0.7%)
83,400	Cognizant Technology Solutions Corp. (Class A) *	3,853,080

	Insurance Brokers/Services (1.2%)
182,000	ChoicePoint, Inc. *	7,300,020

	Integrated Oil (1.3%)
188,200	Suncor Energy, Inc. (Canada)	7,567,522

	Internet Retail (0.5%)
73,600	Overstock.com, Inc. *	3,164,064

	Internet Software/Services (2.6%)
455,900	Yahoo!, Inc. *	15,455,010

	Investment Banks/Brokers (4.0%)
114,150	Goldman Sachs Group, Inc. (The)	12,555,358
145,000	Greenhill & Co., Inc.	5,191,000
76,550	Legg Mason, Inc.	5,981,617
		23,727,975
	Major Telecommunications (1.7%)
439,700	Sprint Corp. (Fon Group)	10,003,175

	Managed Health Care (1.2%)
74,500	UnitedHealth Group, Inc.	7,105,810

	Media Conglomerates (0.7%)
218,300	Time Warner, Inc. *	3,831,165

	Medical Specialties (8.7%)
125,100	Alcon, Inc. (Switzerland)	11,170,179
214,000	Dade Behring Holdings Inc. *	12,611,020
164,300	INAMED Corp. *	11,481,284
82,500	Kinetic Concepts, Inc. *	4,921,125
120,600	Medtronic, Inc.	6,144,570
61,000	Zimmer Holdings, Inc. *	4,746,410
		51,074,588
	Medical/Nursing Services (0.5%)
134,600	VCA Antech, Inc. *	2,722,958

	Miscellaneous Commercial Services (2.2%)
227,600	Bright Horizons Family Solutions, Inc. *	7,679,224
119,400	Laureate Education Inc. *	5,109,126
		12,788,350
	Oil & Gas Production (4.0%)
458,500	Ultra Petroleum Corp. (Canada) *	23,291,800

	Oilfield Services/Equipment (0.9%)
118,700	Halliburton Co.	5,133,775

	Other Consumer Services (5.5%)
165,040	Apollo Group, Inc. (Class A) *	12,222,862
537,100	eBay, Inc. *	20,012,346
		32,235,208
	Other Metals/Minerals (1.2%)
161,400	Cameco Corporation (Canada)	7,140,336

	Packaged Software (1.8%)
126,200	Adobe Systems, Inc.	8,476,854
98,200	Microsoft Corp.	2,373,494
		10,850,348
	Pharmaceuticals: Major (2.9%)
171,800	Johnson & Johnson	11,538,088
317,200	Schering-Plough Corp.	5,757,180
		17,295,268
	Precious Metals (4.1%)
579,165	Newmont Mining Corp.	24,469,721

	Property - Casualty Insurers (1.1%)
2,299	Berkshire Hathaway, Inc. (Class B) *	6,565,944

	Recreational Products (2.1%)
449,100	WMS Industries, Inc. *	12,646,656

	Restaurants (2.2%)
55,500	P.F. Chang’s China Bistro, Inc. *	3,318,900
285,300	Sonic Corp. *	9,529,020
		12,847,920

	Semiconductors (2.6%)
393,500	Marvell Technology Group, Ltd. (Bermuda) *		15,086,790

	Specialty Stores (4.6%)
260,800	Claire’s Stores, Inc.		6,008,832
128,600	Dick’s Sporting Goods, Inc. *		4,723,478
57,300	Guitar Center, Inc. *		3,141,759
296,330	PETsMART, Inc.		8,519,488
188,900	Toys ‘R’ Us, Inc. *		4,866,064
			27,259,621
	Specialty Telecommunications (1.7%)
628,861	Crown Castle International Corp. *		10,099,508

	Telecommunication Equipment (1.7%)
281,350	QUALCOMM, Inc.		10,311,478

	Wireless Telecommunications (1.4%)
282,300	Nextel Communications, Inc. (Class A) *		8,022,966

	Total Common Stocks
	(Cost $492,835,561)		557,337,622

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Short-Term Investment (a) (7.7%)
	U.S. Government Agency
$45,250	Federal Home Loan Mortgage Corp. 2.54% due 04/01/05 (Cost $45,250,000)		45,250,000

	Total Investments
	(Cost $538,085,561) (b)	102.1%	602,587,622

	Liabilities in Excess of Other Assets	(2.1)	(12,369,341)

	Net Assets	100.0%	$590,218,281

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $73,434,479 and the aggregate gross unrealized depreciation is $8,932,418, resulting in net unrealized appreciation of $64,502,061.

Morgan Stanley Variable Investment Series - Equity

Summary of Investments by Industry Classification                March 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Medical Specialties	$51,074,588	8.7%
U.S. Government Agency	45,250,000	7.7
Other Consumer Services	32,235,208	5.5
Computer Processing Hardware	27,428,826	4.6
Specialty Stores	27,259,621	4.6
Precious Metals	24,469,721	4.1
Investment Banks/Brokers	23,727,975	4.0
Oil & Gas Production	23,291,800	4.0
Biotechnology	19,814,987	3.4
Pharmaceuticals: Major	17,295,268	2.9
Casino/Gaming	17,256,913	2.9
Coal	15,586,232	2.6
Internet Software/Services	15,455,010	2.6
Semiconductors	15,086,790	2.6
Restaurants	12,847,920	2.2
Miscellaneous Commercial Services	12,788,350	2.2
Recreational Products	12,646,656	2.1
Industrial Conglomerates	11,690,596	2.0
Hotels/Resorts/Cruiselines	11,371,786	1.9
Discount Stores	11,265,293	1.9
Data Processing Services	10,974,233	1.9
Packaged Software	10,850,348	1.8
Chemicals: Agricultural	10,715,880	1.8
Telecommunication Equipment	10,311,478	1.7
Specialty Telecommunications	10,099,508	1.7
Major Telecommunications	10,003,175	1.7
Apparel/Footwear Retail	9,934,488	1.7
Financial Publishing/Services	9,282,728	1.6
Electrical Products	8,796,960	1.5
Wireless Telecommunications	8,022,966	1.4
Integrated Oil	7,567,522	1.3
Insurance Brokers/Services	7,300,020	1.2
Other Metals/Minerals	7,140,336	1.2
Managed Health Care	7,105,810	1.2
Food: Major Diversified	6,651,891	1.1
Apparel/Footwear	6,631,373	1.1
Property - Casualty Insurers	6,565,944	1.1
Contract Drilling	5,598,780	0.9
Oilfield Services/Equipment	5,133,775	0.9
Information Technology Services	3,853,080	0.7
Media Conglomerates	3,831,165	0.7
Internet Retail	3,164,064	0.5
Medical/Nursing Services	2,722,958	0.5
Home Improvement Chains	2,485,600	0.4
	$602,587,622	102.1%

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Austria (0.9%)
	Major Telecommunications
94,564	Telekom Austria AG	$1,850,008

	Denmark (2.3%)
	Beverages: Alcoholic
51,985	Carlsberg A/S (Series B)	2,576,289

	Pharmaceuticals: Major
39,958	Novo Nordisk A/S (Series B)	2,223,440

	Total Denmark	4,799,729

	Finland (1.1%)
	Multi-Line Insurance
149,646	Sampo Oyj (A Shares)	2,171,471

	France (14.7%)
	Broadcasting
56,312	M6 Metropole Television	1,575,889

	Electrical Products
45,583	Schneider Electric S.A.	3,570,016

	Integrated Oil
31,840	Total S.A.	7,445,969

	Internet Software/Services
47,285	Business Objects S.A.*	1,265,070

	Major Banks
93,504	BNP Paribas S.A.	6,620,508

	Major Telecommunications
154,453	France Telecom S.A.*	4,622,525

	Multi-Line Insurance
115,235	Axa	3,068,083

	Pharmaceuticals: Major
22,933	Sanofi-Aventis	1,932,765

	Total France	30,100,825

	Germany (11.1%)
	Industrial Conglomerates
54,515	Siemens AG (Registered Shares)	4,311,939

	Major Banks
45,061	Deutsche Bank AG (Registered Shares)	3,885,258

	Major Telecommunications
166,937	Deutsche Telekom AG (Registered Shares)*	3,330,767

	Medical/Nursing Services
25,718	Fresenius Medical Care AG	2,080,849

	Motor Vehicles
69,430	Bayerische Motoren Werke (BMW) AG	3,152,870
31,673	Volkswagen AG	1,506,825
		4,659,695
	Multi-Line Insurance
34,480	Allianz AG (Registered Shares)	4,375,651

	Total Germany	22,644,159

	Italy (3.9%)
	Integrated Oil
137,711	ENI SpA	3,573,720

	Major Banks
518,733	UniCredito Italiano SpA	3,044,479

	Major Telecommunications
383,130	Telecom Italia SpA	1,451,921

	Total Italy	8,070,120

	Netherlands (12.7%)
	Air Freight/Couriers
115,644	TPG N.V.	3,288,733

	Electronic Production Equipment
235,521	ASML Holding NV*	3,975,987

	Financial Conglomerates
139,631	ING Groep NV (Share Certificates)	4,215,108

	Food Retail
122,548	Koninklijke Ahold NV*	1,025,675

	Food: Specialty/Candy
50,817	Royal Numico NV*	2,077,863

	Integrated Oil
95,984	Royal Dutch Petroleum Co.	5,735,339

	Publishing: Books/Magazines
71,804	VNU NV	2,093,158
194,819	Wolters Kluwer NV (Share Certificates)	3,556,422
		5,649,580

	Total Netherlands	25,968,285

	Spain (8.0%)
	Major Banks
401,898	Banco Bilbao Vizcaya Argentaria, S.A.	6,539,980
255,192	Banco Santander Central Hispano, S.A.	3,104,585
		9,644,565
	Major Telecommunications
307,048	Telefonica S.A.	5,346,585

	Tobacco
35,755	Altadis, S.A.	1,461,528

	Total Spain	16,452,678

	Sweden (2.6%)
	Industrial Machinery
77,638	Sandvik AB	3,227,370

	Major Banks
87,208	ForeningsSparbanken AB	2,059,206

	Total Sweden	5,286,576

	Switzerland (9.9%)
	Financial Conglomerates
83,256	UBS AG (Registered Shares)	7,028,465

	Food: Major Diversified
13,032	Nestle S.A. (Registered Shares)	3,564,629

	Major Banks
47,734	Credit Suisse Group*	2,048,764

	Pharmaceuticals: Major
164,077	Novartis AG (Registered Shares)	7,652,538

	Total Switzerland	20,294,396

	United Kingdom (31.5%)
	Apparel/Footwear Retail
1,103,449	Morrison (W.M.) Supermarkets PLC	4,087,184

	Cable/Satellite TV
452,836	British Sky Broadcasting Group PLC	4,967,742

	Chemicals: Specialty
147,516	BOC Group PLC	2,840,725

	Electric Utilities
539,818	International Power PLC*	1,828,615

	Food Retail
358,288	Tesco PLC	2,142,998

	Food: Specialty/Candy
327,453	Cadbury Schweppes PLC	3,282,844

	Hotels/Resorts/Cruiselines
39,222	Carnival PLC	2,153,978

	Household/Personal Care
66,992	Reckitt Benckiser PLC	2,129,437

	Integrated Oil
613,233	BP PLC	6,356,499
211,448	Shell Transport & Trading Co. PLC	1,898,074
		8,254,573
	Investment Managers
391,939	Amvescap PLC	2,472,041

	Life/Health Insurance
416,622	Prudential PLC	3,983,901

	Major Banks
249,019	Royal Bank of Scotland Group PLC	7,924,838
49,836	Standard Chartered PLC	896,594
		8,821,432
	Medical Specialties
253,495	Smith & Nephew PLC	2,383,298

	Pharmaceuticals: Major
48,090	AstraZeneca PLC	1,895,767
299,341	GlaxoSmithKline PLC	6,861,876
		8,757,643
	Wireless Telecommunications
2,402,705	Vodafone Group PLC	6,379,588

	Total United Kingdom	64,485,999

	Total Common Stocks
	(Cost $160,887,462)	202,124,246

PRINCIPAL AMOUNT IN THOUSANDS

	Short-Term Investment (a) (1.0%)
	U.S. Government Agency
$2,200	Federal Home Loan Mortgage Corp.
	2.54% due 04/01/05
	(Cost $2,200,000)		2,200,000

	Total Investments
	(Cost $163,087,462) (b)	99.7%	204,324,246

	Other Assets in Excess of Liabilities	0.3	513,438

	Net Assets	100.0%	204,837,684

*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $42,298,844 and the aggregate gross unrealized depreciation is $1,062,060, resulting in net unrealized appreciation of $41,236,784.

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments March 31, 2005 (unaudited)

		PERCENT OF
	VALUE	NET ASSETS
INDUSTRY
Major Banks	$36,124,212	17.6%
Integrated Oil	25,009,601	12.2
Pharmaceuticals: Major	20,566,386	10.1
Major Telecommunications	16,601,806	8.1
Financial Conglomerates	11,243,573	5.5
Multi-Line Insurance	9,615,205	4.7
Wireless Telecommunications	6,379,588	3.1
Publishing: Books/Magazines	5,649,580	2.8
Food: Specialty/Candy	5,360,707	2.6
Cable/Satellite Tv	4,967,742	2.4
Motor Vehicles	4,659,695	2.3
Industrial Conglomerates	4,311,939	2.1
Apparel/Footwear Retail	4,087,184	2.0
Life/Health Insurance	3,983,901	1.9
Electronic Production Equipment	3,975,987	1.9
Electrical Products	3,570,016	1.7
Food: Major Diversified	3,564,629	1.7
Air Freight/Couriers	3,288,733	1.6
Industrial Machinery	3,227,370	1.6
Food Retail	3,168,673	1.6
Chemicals: Specialty	2,840,725	1.4
Beverages: Alcoholic	2,576,289	1.3
Investment Managers	2,472,041	1.2
Medical Specialties	2,383,298	1.2
U.S. Government Agency	2,200,000	1.0
Hotels/Resorts/Cruiselines	2,153,978	1.1
Household/Personal Care	2,129,437	1.0
Medical/Nursing Services	2,080,849	1.0
Electric Utilities	1,828,615	0.9
Broadcasting	1,575,889	0.8
Tobacco	1,461,528	0.7
Internet Software/Services	1,265,070	0.6
	$204,324,246	99.7%

TYPE OF INVESTMENTS
Common Stocks	$202,124,246	98.7%
Short-Term Investment	2,200,000	1.0
	$204,324,246	99.7%

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Bermuda (3.7%)
	Industrial Conglomerates
19,929	Tyco International Ltd.	$673,600

	Information Technology Services
10,491	Accenture Ltd. (Class A) (ADR)*	253,358

	Semiconductors
7,403	Marvell Technology Group Ltd.*	283,831

	Total Bermuda	1,210,789

	Cayman Islands (0.7%)
	Property - Casualty Insurers
5,600	ACE Ltd.	231,112

	France (5.0%)
	Electrical Products
4,710	Schneider Electric S.A.	368,882

	Integrated Oil
2,483	Total S.A.	580,664

	Major Banks
4,700	BNP Paribas S.A.	332,781

	Major Telecommunications
11,673	France Telecom S.A.	349,354

	Total France	1,631,681

	Germany (3.0%)
	Major Telecommunications
12,553	Deutsche Telekom AG (Registered Shares)	250,460

	Motor Vehicles
5,775	Bayerische Motoren Werke (BMW) AG	262,247

	Multi-Line Insurance
3,540	Allianz AG (Registered Shares)	449,240

	Total Germany	961,947

	Hong Kong (0.9%)
	Real Estate Development
34,000	Sun Hung Kai Properties Ltd.	308,413

	Italy (1.6%)
	Integrated Oil
10,055	ENI SpA	260,936

	Major Banks
44,021	UniCredito Italiano SpA	258,362

	Total Italy	519,298

	Japan (8.2%)
	Chemicals: Specialty
7,400	Shin-Etsu Chemical Co., Ltd.	280,104
95,000	Sumitomo Chemical Co., Ltd.	469,420
		749,524
	Electric Utilities
10,800	Tokyo Electric Power Co., Inc.	261,794

	Electronic Equipment/Instruments
7,000	Canon, Inc.	375,256

	Household/Personal Care
13,000	Kao Corp.	298,760

	Major Banks
48,000	Sumitomo Trust & Banking Co., Ltd. (The)	312,810

	Motor Vehicles
11,000	Toyota Motor Corp.	409,193

	Pharmaceuticals: Major
5,500	Takeda Pharmaceutical Co., Ltd.	262,027

	Total Japan	2,669,364

	Netherlands (5.5%)
	Air Freight/Couriers
13,402	TPG NV	381,132

	Food Retail
36,752	Koninklijke Ahold NV*	307,599

	Food: Specialty/Candy
7,928	Royal Numico NV*	324,169

	Integrated Oil
8,617	Royal Dutch Petroleum Co.	514,892

	Publishing: Books/Magazines
14,053	Wolters Kluwer NV (Share Certificates)	256,537

	Total Netherlands	1,784,329

	South Korea (1.0%)
	Wireless Telecommunications
15,822	SK Telecom Co., Ltd. (ADR)	312,010

	Spain (2.8%)
	Major Banks
17,685	Banco Bilbao Vizcaya Argentaria, S.A.	287,783

	Major Telecommunications
22,264	Telefonica S.A.	387,680

	Tobacco
5,357	Altadis, S.A.	218,974

	Total Spain	894,437

	Sweden (1.5%)
	Industrial Machinery
11,346	Sandvik AB	471,647

	Switzerland (3.2%)
	Financial Conglomerates
6,222	UBS AG (Registered Shares)	525,260

	Pharmaceuticals: Major
10,679	Novartis AG (Registered Shares)	498,068

	Total Switzerland	1,023,328

	Taiwan (0.0%)
	Semiconductors
1	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8

	United Kingdom (8.9%)
	Cable/Satellite TV
44,417	British Sky Broadcasting Group PLC	487,267

	Food: Specialty/Candy
26,200	Cadbury Schweppes PLC	262,665

	Hotels/Resorts/Cruiselines
5,057	Carnival PLC	277,718

	Major Banks
6,151	HSBC Holdings PLC	97,294
13,560	Royal Bank of Scotland Group PLC	431,537
		528,831
	Pharmaceuticals: Major
37,448	GlaxoSmithKline PLC	858,431

	Wireless Telecommunications
172,743	Vodafone Group PLC	458,662

	Total United Kingdom	2,873,574

	United States (52.7%)
	Advertising/Marketing Services
17,243	Interpublic Group of Companies, Inc. (The)*	211,744

	Aluminum
11,608	Alcoa, Inc.	352,767

	Biotechnology
4,991	Amgen Inc.*	290,526
6,919	Genentech, Inc.*	391,685
		682,211
	Casino/Gaming
13,504	GTECH Holdings Corp.	317,749
17,573	International Game Technology	468,496
5,141	Las Vegas Sands Corp.*	231,345
		1,017,590
	Computer Communications
24,893	Cisco Systems, Inc.*	445,336

	Discount Stores
10,687	Target Corp.	534,564

	Electric Utilities
12,152	American Electric Power Co., Inc.	413,897

	Electronic Equipment/Instruments
15,076	Xerox Corp.*	228,402

	Finance/Rental/Leasing
2,600	Capital One Financial Corp.	194,402
6,130	Freddie Mac	387,416
		581,818
	Financial Conglomerates
19,240	Citigroup, Inc.	864,646
4,546	State Street Corp.	198,751
		1,063,397
	Food: Major Diversified
6,400	General Mills, Inc.	314,560

	Home Improvement Chains
6,958	Lowe’s Companies, Inc.	397,232

	Industrial Conglomerates
23,558	General Electric Co.	849,502

	Information Technology Services
4,776	International Business Machines Corp.	436,431

	Insurance Brokers/Services
6,100	Marsh & McLennan Companies, Inc.	185,562

	Integrated Oil
10,180	ChevronTexaco Corp.	593,596

	Internet Retail
9,373	IAC/InterActiveCorp.*	208,737

	Investment Banks/Brokers
4,104	Goldman Sachs Group, Inc. (The)	451,399
7,143	Merrill Lynch & Co., Inc.	404,294
22,947	Schwab (Charles) Corp. (The)	241,173
		1,096,866
	Investment Managers
4,942	Franklin Resources, Inc.	339,268

	Major Banks
13,172	Bank of America Corp.	580,885

	Major Telecommunications
3,597	Sprint Corp. (Fon Group)	81,832
2,316	Verizon Communications Inc.	82,218
		164,050
	Managed Health Care
6,308	Aetna, Inc.	472,785

	Media Conglomerates
9,555	News Corp Inc. (Class A)	161,671

	Multi-Line Insurance
2,471	American International Group, Inc.	136,918

	Oil & Gas Production
1,100	Kerr-McGee Corp.	86,163

	Oilfield Services/Equipment
1,600	BJ Services Co.	83,008

	Other Consumer Services
7,400	Coinstar, Inc.*	156,880

	Packaged Software
210	Computer Associates International, Inc.	5,691
3,285	Mercury Interactive Corp.*	155,643
12,870	Microsoft Corp.	311,068
39,585	Oracle Corp.*	494,021
8,823	Symantec Corp.*	188,195
		1,154,618
	Pharmaceuticals: Major
5,028	Johnson & Johnson	337,680
6,200	Lilly (Eli) & Co.	323,020
13,097	Pfizer, Inc.	344,058
22,485	Schering-Plough Corp.	408,103
		1,412,861
	Property - Casualty Insurers
5,700	Allstate Corp. (The)	308,142

	Pulp & Paper
7,883	Bowater, Inc.	296,953

	Regional Banks
10,998	U.S. Bancorp	316,962

	Restaurants
5,652	Outback Steakhouse, Inc.	258,805

	Semiconductors
12,700	Microchip Technology Inc.	330,327

	Specialty Stores
13,439	PETsMART, Inc.	386,371

	Telecommunication Equipment
10,624	QUALCOMM, Inc.	389,370

	Tobacco
6,427	Altria Group, Inc.	420,261

	Total United States	17,070,510
	Total Common Stocks (Cost $30,600,338)	31,962,447

NUMBER OF		EXPIRATION
WARRANTS		DATE	VALUE
	Warrants 0.0%
	Telecommunication Equipment
8,753	Lucent Technologies Inc.* (Cost $0)	12/10/07	5,865

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.1%)
	Repurchase Agreement
$343	The Bank of New York 2.688% due 04/01/05 (dated 03/31/05; proceeds $343,433) (a) (Cost $343,407)		343,407

	Total Investments (Cost $30,943,745) (b) (c)	99.8%	32,311,719

	Other Assets in Excess of Liabilities	0.2	64,388

	Net Assets	100.0%	$32,376,107

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 5.50% due 04/01/34 valued at $350,275.
(b)	Securities have been designated as collateral in an amount equal to $3,939,838 in connection with open forward foreign currency contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,811,190 and the aggregate gross unrealized depreciation is $1,443,216, resulting in net unrealized appreciation of $1,367,974.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 2005:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
EUR	515,282	AUD	875,000	5/4/2005	6,310
EUR	741,656	CAD	1,200,000	5/4/2005	30,598
EUR	165,185	GBP	115,000	5/4/2005	2,764
	$870,000	EUR	657,647	5/4/2005	(17,321)
	$706,132	GBP	369,363	5/4/2005	(9,366)
CHF	65,265		$55,061	5/4/2005	399
	$131,741	DKK	750,000	5/4/2005	(1,234)
	$388,905	JPY	40,250,150	5/6/2005	(12,569)

Net unrealized depreciation					(419)

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
CHF	Swiss Franc.

Summary of Investments

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Pharmaceuticals: Major	$3,031,387	9.4%
Major Banks	2,301,452	7.1
Integrated Oil	1,950,088	6.0
Financial Conglomerates	1,588,656	4.9
Industrial Conglomerates	1,523,102	4.7
Packaged Software	1,154,618	3.6
Major Telecommunications	1,151,544	3.5
Investment Banks/Brokers	1,096,866	3.4
Casino/Gaming	1,017,590	3.1
Wireless Telecommunications	770,672	2.4
Chemicals: Specialty	749,524	2.3
Information Technology Services	689,789	2.1
Biotechnology	682,211	2.1
Electric Utilities	675,691	2.1
Motor Vehicles	671,440	2.1
Tobacco	639,236	2.0
Semiconductors	614,166	1.9

Electronic Equipment/Instruments	603,658		1.9
Food: Specialty/Candy	586,834		1.8
Multi-Line Insurance	586,158		1.8
Finance/Rental/Leasing	581,818		1.8
Property - Casualty Insurers	539,254		1.7
Discount Stores	534,564		1.6
Cable/Satellite TV	487,267		1.5
Managed Health Care	472,785		1.5
Industrial Machinery	471,647		1.5
Computer Communications	445,336		1.4
Home Improvement Chains	397,232		1.2
Telecommunication Equipment	395,235		1.2
Specialty Stores	386,371		1.2
Air Freight/Couriers	381,132		1.2
Electrical Products	368,882		1.1
Aluminum	352,767		1.1
Repurchase Agreement	343,407		1.1
Investment Managers	339,268		1.0
Regional Banks	316,962		1.0
Food: Major Diversified	314,560		1.0
Real Estate Development	308,413		0.9
Food Retail	307,599		0.9
Household/Personal Care	298,760		0.9
Pulp & Paper	296,953		0.9
Hotels/Resorts/Cruiselines	277,718		0.9
Restaurants	258,805		0.8
Publishing: Books/Magazines	256,537		0.8
Advertising/Marketing Services	211,744		0.6
Internet Retail	208,737		0.6
Insurance Brokers/Services	185,562		0.6
Media Conglomerates	161,671		0.5
Other Consumer Services	156,880		0.5
Oil & Gas Production	86,163		0.3
Oilfield Services/Equipment	83,008		0.3

	$32,311,719	*	99.8%

			PERCENT OF
TYPE OF INVESTMENT	VALUE		NET ASSETS

Common Stocks	$31,962,447		98.7%
Short-Term Investment	343,407		1.1
Warrants	5,865		0.0

	$32,311,719	*	99.8%

*                                                                 Does not include open forward foreign currency contracts, with unrealized depreciation of $419.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.2%)

	Australia (1.6%)
	Beverages: Alcoholic (0.6%)
412,013	Foster’s Group Ltd.	$1,633,411

	Construction Materials (0.1%)
48,303	Boral Ltd.	227,704

	Major Banks (0.9%)
114,785	National Australia Bank Ltd.	2,514,811

	Total Australia	4,375,926

	Bermuda (1.5%)
	Industrial Conglomerates (1.5%)
124,515	Tyco International Ltd.	4,208,607

	Cayman Islands (1.0%)
	Property - Casualty Insurers (1.0%)
35,811	XL Capital Ltd. (Class A)	2,591,642

	France (6.0%)
	Construction Materials (1.3%)
36,777	Lafarge S.A.	3,559,327

	Integrated Oil (1.8%)
20,676	Total S.A.	4,835,203

	Major Banks (1.3%)
51,921	BNP Paribas S.A.	3,676,243

	Pharmaceuticals: Major (1.6%)
50,273	Sanofi-Aventis	4,236,947

	Total France	16,307,720

	Germany (1.9%)
	Chemicals: Major Diversified (1.1%)
41,863	BASF AG	2,966,260

	Motor Vehicles (0.8%)
49,728	Bayerische Motoren Werke (BMW) AG	2,258,187

	Total Germany	5,224,447

	Hong Kong (0.6%)
	Electric Utilities (0.6%)
337,500	Hong Kong Electric Holdings Ltd.	1,501,519

	Ireland (2.2%)
	Food: Specialty/Candy (0.9%)
96,622	Kerry Group PLC (A Shares)	2,334,672

	Major Banks (1.3%)
226,339	Bank of Ireland	3,562,924

	Total Ireland	5,897,596

	Italy (3.7%)
	Integrated Oil (1.9%)
201,962	ENI SpA	5,241,089

	Major Telecommunications (1.8%)
1,589,977	Telecom Italia SpA - RNC	4,969,688

	Total Italy	10,210,777

	Japan (11.2%)
	Electrical Products (0.9%)
226,000	Sumitomo Electric Industries, Ltd.	2,404,121

	Electronic Equipment/Instruments (1.3%)
68,900	Canon, Inc.	3,693,595

	Electronics/Appliances (1.5%)
110,200	Fuji Photo Film Co., Ltd.	4,027,447

	Home Building (0.8%)
213,000	Sekisui House, Ltd.	2,273,774

	Household/Personal Care (1.1%)
134,000	Kao Corp.	3,079,526

	Major Telecommunications (0.7%)
408	Nippon Telegraph & Telephone Corp. (NTT)	1,784,001

	Motor Vehicles (0.9%)
64,900	Toyota Motor Corp.	2,414,236

	Pharmaceuticals: Major (2.1%)
65,800	Sankyo Co., Ltd.	1,386,426
88,600	Takeda Pharmaceutical Co., Ltd.	4,221,014
		5,607,440
	Pharmaceuticals: Other (1.0%)
80,300	Astellas Pharma Inc.	2,717,593

	Property - Casualty Insurers (0.5%)
151,000	Mitsui Sumitomo Insurance Co., Ltd.	1,383,862

	Semiconductors (0.4%)
11,300	Rohm Co., Ltd.	1,090,388

	Total Japan	30,475,983

	Netherlands (4.4%)
	Food: Major Diversified (1.0%)
40,008	Unilever NV (Share Certificates)	2,721,304

	Industrial Conglomerates (0.4%)
44,901	Koninklijke (Royal) Philips Electronics NV	1,236,192

	Integrated Oil (2.5%)
112,388	Royal Dutch Petroleum Co. (NY Registered Shares)	6,747,776

	Publishing: Books/Magazines (0.5%)
75,357	Wolters Kluwer NV (Share Certificates)	1,375,642

	Total Netherlands	12,080,914

	South Korea (0.8%)
	Wireless Telecommunications (0.8%)
110,917	SK Telecom Co., Ltd. (ADR)	2,187,283

	Spain (2.2%)
	Major Banks (1.0%)
166,700	Banco Bilbao Vizcaya Argentaria, S.A.	2,712,665

	Major Telecommunications (1.2%)
190,922	Telefonica S.A.	3,324,499

	Total Spain	6,037,164

	Switzerland (6.1%)
	Chemicals: Agricultural (1.0%)
27,224	Syngenta AG	2,842,091

	Financial Conglomerates (1.1%)
36,606	UBS AG (Registered Shares)	3,090,276

	Food: Major Diversified (2.1%)
20,707	Nestle S.A. (Registered Shares)	5,663,963

	Pharmaceuticals: Major (1.9%)
77,382	Novartis AG (Registered Shares)	3,609,090
13,433	Roche Holding AG	1,439,410
		5,048,500

	Total Switzerland	16,644,830

	United Kingdom (19.7%)
	Advertising/Marketing Services (0.6%)
150,478	WPP Group PLC	1,713,349

	Aerospace & Defense (1.2%)
704,217	Rolls-Royce Group PLC*	3,247,223
35,210,850	Rolls-Royce Group PLC (Class B)	66,541
		3,313,764
	Beverages: Alcoholic (2.4%)
282,290	Allied Domecq PLC	2,846,071
254,229	Diageo PLC	3,584,097
		6,430,168
	Electric Utilities (1.2%)
192,841	Scottish & Southern Energy PLC	3,212,459

	Food: Specialty/Candy (1.9%)
505,151	Cadbury Schweppes PLC	5,064,335

	Investment Managers (0.5%)
217,082	Amvescap PLC	1,369,181

	Major Banks (2.3%)
145,754	Barclays PLC	1,490,162
154,365	Royal Bank of Scotland Group PLC	4,912,548
		6,402,710
	Miscellaneous Commercial Services (0.5%)
419,982	Rentokil Initial PLC	1,285,765

	Other Transportation (0.8%)
190,546	BAA PLC	2,101,148

	Pharmaceuticals: Major (2.6%)
315,311	GlaxoSmithKline PLC	7,227,960

	Publishing: Books/Magazines (2.0%)
526,705	Reed Elsevier PLC	5,459,589

	Tobacco (1.7%)
176,549	Imperial Tobacco Group PLC	4,634,292

	Wireless Telecommunications (2.0%)
2,090,541	Vodafone Group PLC	5,550,740

	Total United Kingdom	53,765,460

	United States (33.3%)
	Aerospace & Defense (4.5%)
118,389	Boeing Co.	6,921,021
28,425	General Dynamics Corp.	3,042,896
42,688	Northrop Grumman Corp.	2,304,298
		12,268,215

	Aluminum (0.9%)
79,958	Alcoa, Inc.	2,429,924

	Apparel/Footwear Retail (0.5%)
64,627	Gap, Inc. (The)	1,411,454

	Computer Processing Hardware (1.2%)
150,381	Hewlett-Packard Co.	3,299,359

	Data Processing Services (1.1%)
73,488	First Data Corp.	2,888,813

	Electric Utilities (1.0%)
76,991	American Electric Power Co., Inc.	2,622,313

	Financial Conglomerates (3.5%)
145,120	Citigroup, Inc.	6,521,693
51,666	Prudential Financial, Inc.	2,965,628
		9,487,321
	Information Technology Services (2.3%)
67,147	International Business Machines Corp.	6,135,893

	Integrated Oil (1.8%)
62,504	ChevronTexaco Corp.	3,644,608
23,050	Exxon Mobil Corp.	1,373,780
		5,018,388
	Investment Banks/Brokers (1.0%)
49,219	Merrill Lynch & Co., Inc.	2,785,795

	Investment Managers (1.1%)
107,988	Mellon Financial Corp.	3,081,978

	Major Telecommunications (2.6%)
137,771	SBC Communications, Inc.	3,263,795
108,530	Verizon Communications Inc.	3,852,815
		7,116,610
	Packaged Software (0.0%)
525	Computer Associates International, Inc.	14,228

	Pharmaceuticals: Major (4.8%)
142,827	Bristol-Myers Squibb Co.	3,636,375
137,547	Pfizer, Inc.	3,613,360
139,446	Wyeth	5,881,832
		13,131,567
	Property - Casualty Insurers (1.2%)
87,891	St. Paul Travelers Companies, Inc. (The)	3,228,236

	Publishing: Newspapers (0.9%)
69,451	New York Times Co. (The) (Class A)	2,540,518

	Pulp & Paper (0.7%)
54,459	Georgia-Pacific Corp.	1,932,750

	Restaurants (1.2%)
106,491	McDonald’s Corp.	3,316,130

	Specialty Insurance (0.4%)
17,867	MBIA Inc.	934,087

	Tobacco (2.6%)
89,942	Altria Group, Inc.	5,881,307
38,367	Loews Corp.- Carolina Group	1,269,948
		7,151,255

	Total United States	90,794,834

	Total Common Stocks (Cost $207,167,803)	262,304,702

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (a) (3.4%)
	U.S. Government Agency
$9,300	Federal Home Loan Mortgage Corp. 2.54% due 04/01/05 (Cost $9,300,000)		9,300,000

	Total Investments (Cost $216,467,803) (b)	99.6%	271,604,702

	Other Assets in Excess of Liabilities	0.4	1,195,669

	Net Assets	100.0%	$272,800,371

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,100,395 and the aggregate gross unrealized depreciation is $5,963,496, resulting in net unrealized appreciation of $55,136,899.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments March 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS
Pharmaceuticals: Major	$35,252,414	12.9%
Integrated Oil	21,842,456	8.0
Major Banks	18,869,353	6.9
Major Telecommunications	17,194,798	6.3
Aerospace & Defense	15,581,979	5.7
Financial Conglomerates	12,577,597	4.6
Tobacco	11,785,547	4.3
U.S. Government Agency	9,300,000	3.4
Food: Major Diversified	8,385,267	3.1
Beverages: Alcoholic	8,063,579	3.0
Wireless Telecommunications	7,738,023	2.8
Food: Specialty/Candy	7,399,007	2.7
Electric Utilities	7,336,291	2.7
Property - Casualty Insurers	7,203,740	2.6
Publishing: Books/Magazines	6,835,231	2.5
Information Technology Services	6,135,893	2.3
Industrial Conglomerates	5,444,799	2.0
Motor Vehicles	4,672,423	1.7
Investment Managers	4,451,159	1.6
Electronics/Appliances	4,027,447	1.5
Construction Materials	3,787,031	1.4
Electronic Equipment/Instruments	3,693,595	1.4
Restaurants	3,316,130	1.2
Computer Processing Hardware	3,299,359	1.2
Household/Personal Care	3,079,526	1.1
Chemicals: Major Diversified	2,966,260	1.1
Data Processing Services	2,888,813	1.1
Chemicals: Agricultural	2,842,091	1.1
Investment Banks/Brokers	2,785,795	1.0
Pharmaceuticals: Other	2,717,593	1.0
Publishing: Newspapers	2,540,518	0.9
Aluminum	2,429,924	0.9
Electrical Products	2,404,121	0.9
Home Building	2,273,774	0.8
Other Transportation	2,101,148	0.8
Pulp & Paper	1,932,750	0.7
Advertising/Marketing Services	1,713,349	0.6
Apparel/Footwear Retail	1,411,454	0.5
Miscellaneous Commercial Services	1,285,765	0.5
Semiconductors	1,090,388	0.4
Specialty Insurance	934,087	0.4
Packaged Software	14,228	0.0

	$271,604,702	99.6%

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (92.6%)
	Advertising/Marketing Services (0.4%)
130	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	125,125
170	Interpublic Group of Companies, Inc. (The)	6.25		11/15/14	161,500
					286,625
	Aerospace & Defense (0.8%)
650	K&F Acquisition Inc. - 144A*	7.75		11/15/14	633,750

	Alternative Power Generation (0.8%)
638	Ormat Funding Corp.	8.25		12/30/20	644,660

	Aluminum (0.8%)
665	Novelis, Inc. - 144A*	7.25		02/15/15	655,025

	Apparel/Footwear (1.0%)
630	Levi Strauss & Co. - 144A*	7.73		04/01/12	622,125
180	Oxford Industries, Inc.	8.875		06/01/11	191,700
					813,825

	Auto Parts: O.E.M. (0.6%)
470	TRW Automotive, Inc.	9.375		02/15/13	507,600

	Automotive Aftermarket (0.1%)
115	Cooper Standard Automotive - 144A*	8.375		12/15/14	94,012

	Broadcasting (0.9%)
671	Canwest Media Inc. - 144A* (Canada)	8.00		09/15/12	709,584

	Building Products (3.1%)
470	ACIH Inc. - 144A*	11.50	††	12/15/12	333,700
115	Interface Inc.	7.30		04/01/08	112,700
455	Interface Inc.	9.50		02/01/14	481,162
145	Interface Inc.	10.375		02/01/10	163,125
600	Nortek Inc.	8.50		09/01/14	582,000
590	NTK Holdings Inc. - 144A*	10.75	††	03/01/14	317,125
425	Ply Gem Industries, Inc.	9.00		02/15/12	403,750
					2,393,562
	Cable/Satellite TV (5.5%)
230	Cablevision Systems Corp. - 144A*	6.669	**	04/01/09	244,950
225	Charter Communications Holdings LLC	9.625		11/15/09	177,187

260	Charter Communications Holdings LLC	10.75		10/01/09	214,500
975	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	677,625
245	Echostar DBS Corp.	6.375		10/01/11	241,325
330	Intelsat Bermuda Ltd. - 144A*	7.805	**	01/15/12	336,600
45	Intelsat Bermuda Ltd. - 144A*	8.25		01/15/13	45,675
440	Intelsat Bermuda Ltd. - 144A*	8.625		01/15/15	451,000
715	Kabel Deutschland - 144A* (Germany)	10.625		07/01/14	793,650
170	Renaissance Media Group LLC	10.00		04/15/08	172,550
1,430	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	1,088,588
					4,443,650
	Casino/Gaming (3.8%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b) (f)	13.50		03/01/10	0
600	Harrah’s Operating Co., Inc.	7.875		12/15/05	613,500
605	Isle of Capri Casinos	7.00		03/01/14	601,975
1,225	MGM Mirage Inc.	6.00		10/01/09	1,214,281
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00		12/15/07	0
80	Station Casinos, Inc.	6.00		04/01/12	79,800
575	Station Casinos, Inc.	6.50		02/01/14	573,563
					3,083,119
	Chemicals: Agricultural (0.0%)
8	IMC Global Inc. (Series B)	10.875		06/01/08	9,200

	Chemicals: Major Diversified (1.7%)
490	Equistar Chemical Funding	10.125		09/01/08	543,900
185	Equistar Chemical Funding	10.625		05/01/11	208,588
175	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	201,687
437	Huntsman ICI Chemicals	10.125		07/01/09	456,665
					1,410,840
	Chemicals: Specialty (6.2%)
170	FMC Corp.	10.25		11/01/09	190,400
410	Innophos Inc. - 144A*	8.875		08/15/14	432,550
155	Innophos Inc. - 144A*	10.771		02/15/15	154,225
200	ISP Chemco	10.25		07/01/11	217,500
750	ISP Holdings Inc. (Series B)	10.625		12/15/09	806,250
135	Koppers Industry Inc.	9.875		10/15/13	151,200
375	Lyondell Chemical Co.	10.50		06/01/13	433,125
180	Millennium America, Inc.	7.00		11/15/06	183,600
498	Millennium America, Inc.	9.25		06/15/08	536,595
165	Nalco Co.	7.75		11/15/11	172,425
625	Nalco Co.	8.875		11/15/13	671,875
430	Rhodia SA (France)	8.875		06/01/11	420,325
600	Rockwood Specialties, Inc.	10.625		05/15/11	669,000
					5,039,070
	Coal (0.2%)
140	Foundation PA Coal Co.	7.25		08/01/14	142,800

	Construction Materials (0.5%)
435	RMCC Acquisition Co. - 144A*	9.50		11/01/12	428,475

	Consumer Sundries (0.3%)
280	Amscan Holdings, Inc.	8.75	05/01/14	273,000

	Consumer/Business Services (0.2%)
190	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	86,450
115	Muzak LLC/Muzak Finance Corp.	10.00	02/15/09	94,875
				181,325
	Containers/Packaging (2.8%)
215	Graham Packaging Company Inc. - 144A*	8.50	10/15/12	216,075
365	Graham Packaging Company Inc. - 144A*	9.875	10/15/14	366,825
515	Graphic Packaging International Corp.	9.50	08/15/13	548,475
400	Owens-Brockway Glass Containers Corp.	8.75	11/15/12	439,000
60	Owens-Illinois Inc.	7.35	05/15/08	61,950
285	Owens-Illinois Inc.	7.50	05/15/10	294,975
135	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	114,750
290	Pliant Corp. (Issued 08/29/00)	13.00	06/01/10	246,500
				2,288,550
	Department Stores (0.0%)
1	Saks, Inc.	8.25	11/15/08	605

	Drugstore Chains (1.7%)
150	Jean Coutu Group PJC Inc. (Canada) - 144A*	7.625	08/01/12	153,750
630	Jean Coutu Group PJC Inc. (Canada) - 144A*	8.50	08/01/14	615,037
315	Rite Aid Corp.	7.125	01/15/07	316,575
305	Rite Aid Corp.	8.125	05/01/10	311,100
				1,396,462
	Electric Utilities (6.0%)
370	AES Corp. (The)	7.75	03/01/14	383,875
42	AES Corp. (The)	8.875	02/15/11	45,675
54	AES Corp. (The)	9.375	09/15/10	59,805
150	AES Corp. (The) - 144A*	9.00	05/15/15	165,750
300	Allegheny Energy, Inc.	7.75	08/01/05	303,000
50	CMS Energy Corp.	7.50	01/15/09	51,750
510	CMS Energy Corp.	8.50	04/15/11	553,350
115	IPALCO Enterprises, Inc.	8.625	11/14/11	132,537
365	Monongahela Power Co.	5.00	10/01/06	369,010
415	MSW Energy Holdings/Finance	7.375	09/01/10	423,300
80	MSW Energy Holdings/Finance	8.50	09/01/10	84,400
290	Nevada Power Co.	8.25	06/01/11	323,350
405	Nevada Power Co.	9.00	08/15/13	456,637
25	PSEG Energy Holdings Inc.	7.75	04/16/07	25,813
320	PSEG Energy Holdings Inc.	8.625	02/15/08	339,200
850	Reliant Energy, Inc.	6.75	12/15/14	796,875
325	TNP Enterprises, Inc.	10.25	04/01/10	343,688
				4,858,015
	Electrical Products (0.2%)
135	Rayovac Corp. - 144A*	7.375	02/01/15	129,937

		Electronic Components (0.3%)
	265	Sanmina-SCI Corp. - 144A*	6.75	03/01/13	249,763

		Electronic Equipment/Instruments (0.8%)
	595	Xerox Corp.	7.125	06/15/10	618,056

		Environmental Services (1.2%)
	190	Allied Waste North America, Inc.	6.375	04/15/11	177,650
	280	Allied Waste North America, Inc. - 144A*	7.25	03/15/15	267,400
	355	Allied Waste North America, Inc.	7.875	04/15/13	355,887
	55	Allied Waste North America, Inc.	8.50	12/01/08	56,650
	10	Allied Waste North America, Inc.	9.25	09/01/12	10,750
	95	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	98,681
					967,018
		Finance/Rental/Leasing (0.5%)
	435	United Rentals NA, Inc.	6.50	02/15/12	425,213

		Food Retail (0.8%)
	223	CA FM Lease Trust - 144A*	8.50	07/15/17	251,244
	350	Delhaize America, Inc.	8.125	04/15/11	390,782
					642,026
		Food: Major Diversified (0.0%)
	5	Dole Food Company, Inc.	8.875	03/15/11	5,023

		Food: Meat/Fish/Dairy (2.7%)
	345	Michael Foods Inc. (Series B)	8.00	11/15/13	360,525
	710	Pilgrim’s Pride Corp.	9.625	09/15/11	773,900
	265	PPC Escrow Corp.	9.25	11/15/13	292,825
	130	Smithfield Foods Inc.	7.00	08/01/11	133,738
	75	Smithfield Foods Inc.	7.75	05/15/13	79,875
	535	Smithfield Foods Inc. (Series B)	8.00	10/15/09	569,775
					2,210,638
		Forest Products (1.1%)
EUR	200	Crown Euro Holdings - 144A* (France)	6.25	09/01/11	270,780
$225		Tembec Industries Inc. (Canada)	7.75	03/15/12	205,875
	475	Tembec Industries Inc. (Canada)	8.50	02/01/11	452,438
					929,093
		Gas Distributors (1.0%)
	380	Dynegy Holdings, Inc.	6.875	04/01/11	339,150
	425	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	457,406
	45	Northwest Pipeline Corp.	8.125	03/01/10	48,375
					844,931
		Home Building (1.0%)
	300	Tech Olympic USA, Inc.	10.375	07/01/12	330,000
	80	Tech Olympic USA, Inc. - 144A*	7.50	01/15/15	74,400
	355	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	370,975
	70	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	72,800
					848,175

	Home Furnishings (0.2%)
165	Tempur-Pedic Inc.	10.25	08/15/10	186,038

	Hospital/Nursing Management (1.4%)
335	Community Health Systems Inc. - 144A*	6.50	12/15/12	328,300
405	Medcath Holdings Corp.	9.875	07/15/12	437,400
125	Tenet Healthcare Corp.	6.50	06/01/12	115,625
210	Tenet Healthcare Corp.	9.875	07/01/14	219,450
				1,100,775
	Household/Personal Care (0.2%)
175	Del Laboratories, Inc. - 144A*	8.00	02/01/12	168,875

	Industrial Machinery (1.0%)
120	Flowserve Corp.	12.25	08/15/10	131,100
140	Goodman Global Holding Company, Inc. - 144A*	5.76	06/15/12	139,300
580	Goodman Global Holding Company, Inc. - 144A*	7.875	12/15/12	533,600
				804,000
	Industrial Specialties (2.1%)
560	Johnsondiversy, Inc.	9.625	05/15/12	604,800
610	Rayovac Corp.	8.50	10/01/13	631,350
405	UCAR Finance, Inc.	10.25	02/15/12	435,375
				1,671,525
	Investment Banks/Brokers (0.9%)
670	Refco Finance Holdings - 144A*	9.00	08/01/12	713,550

	Investment Managers (0.7%)
530	JSG Funding PLC (Ireland)	9.625	10/01/12	572,400

	Medical Distributors (0.5%)
95	AmerisourceBergen Corp.	7.25	11/15/12	101,175
290	AmerisourceBergen Corp.	8.125	09/01/08	312,475
				413,650

	Medical Specialties (0.7%)
400	Fisher Scientific International, Inc.	8.125	05/01/12	436,000
155	Fisher Scientific International, Inc. - 144A*	6.75	08/15/14	158,100
				594,100
	Medical/Nursing Services (1.6%)
220	DaVita Inc. - 144A*	6.625	03/15/13	218,900
110	DaVita Inc. - 144A*	7.25	03/15/15	108,350
570	Fresenius Medical Care Capital Trust	7.875	06/15/11	619,875
80	National Nephrology Assoc. Inc. - 144A*	9.00	11/01/11	89,100
275	Team Health Inc.	9.00	04/01/12	270,188
				1,306,413

	Metal Fabrications (1.5%)
215	General Cable Corp.	9.50		11/15/10	237,575
380	Hexcel Corp. - 144A*	6.75		02/01/15	367,650
615	Trimas Corp.	9.875		06/15/12	630,375
					1,235,600
	Miscellaneous Commercial Services (2.3%)
502	Advanstar Communications, Inc.	10.294	**	08/15/08	522,444
75	Advanstar Communications, Inc.	10.75		08/15/10	83,812
125	Advanstar Communications, Inc. (Series B)	12.00		02/15/11	134,687
295	Iron Mountain Inc.	7.75		01/15/15	292,787
495	Iron Mountain Inc.	8.625		04/01/13	502,425
310	Vertis Inc. - 144A*	13.50		12/07/09	254,200
					1,790,355
	Miscellaneous Manufacturing (1.5%)
1,225	Associated Materials Inc.	11.25	††	03/01/14	857,500
330	Propex Fabrics Inc. - 144A*	10.00		12/01/12	328,350
					1,185,850
	Movies/Entertainment (0.4%)
285	Marquee Inc. - 144A*	7.044	**	08/15/10	299,250

	Oil & Gas Pipelines (3.0%)
950	El Paso Production Holdings	7.75		06/01/13	966,625
375	Pacific Energy Partners/Finance	7.125		06/15/14	390,000
155	Southern Natural Gas	8.875		03/15/10	168,842
835	Williams Companies, Inc. (The)	7.875		09/01/21	914,325
					2,439,792
	Oil & Gas Production (2.6%)
570	Chesapeake Energy Corp.	7.50		09/15/13	604,200
28	Chesapeake Energy Corp.	7.75		01/15/15	29,750
575	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	641,125
140	Magnum Hunter Resources, Inc.	9.60		03/15/12	157,500
275	Plains E & P Corp.	7.125		06/15/14	288,750
385	Vintage Petroleum, Inc.	7.875		05/15/11	410,025
					2,131,350
	Oil Refining/Marketing (1.2%)
275	CITGO Petroleum Corp.	6.00		10/15/11	272,937
345	Husky Oil Ltd.	8.90		08/15/28	384,826
255	Tesoro Petroleum Corp.	9.625		04/01/12	281,138
					938,901
	Oilfield Services/Equipment (1.1%)
135	Hanover Compressor Co.	8.625		12/15/10	141,750
185	Hanover Compressor Co.	9.00		06/01/14	198,875
300	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	314,250
210	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	222,600
					877,475
	Other Metals/Minerals (0.0%)
355	Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375		08/31/07	35

	Other Transportation (1.8%)
470	CHC Helicopter Corp.	7.375		05/01/14	460,013
330	CHC Helicopter Corp. - 144A*	7.375		05/01/14	322,987
590	Laidlaw International Inc.	10.75		06/15/11	671,125
					1,454,125

	Pharmaceuticals: Major (1.0%)
200	VWR International Inc.	6.875		04/15/12	201,500
250	VWR International Inc.	8.00		04/15/14	254,375
400	Warner Chilcott Corp. - 144A*	8.75		02/01/15	404,000
					859,875
	Publishing: Books/Magazines (2.6%)
206	Dex Media East/Finance	12.125		11/15/12	245,140
327	Dex Media West/Finance	9.875		08/15/13	366,240
290	Houghton Mifflin Co.	11.50	††	10/15/13	203,000
575	Houghton Mifflin Co.	9.875		02/01/13	595,125
640	PRIMEDIA, Inc.	8.875		05/15/11	670,400
					2,079,905
	Pulp & Paper (1.7%)
450	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	391,500
215	Abitibi-Consolidated Inc. (Canada)	7.75		06/15/11	211,775
680	Georgia-Pacific Corp.	8.875		02/01/10	762,450
					1,365,725
	Real Estate Investment Trusts (0.8%)
140	HMH Properties, Inc. (Series B)	7.875		08/01/08	143,500
540	Host Marriott LP - 144A*	6.375		03/15/15	518,400
					661,900
	Specialty Stores (2.1%)
130	Autonation, Inc.	9.00		08/01/08	143,650
480	General Nutrition Centers Inc.	8.50		12/01/10	410,400
580	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	600,300
560	Sonic Automotive, Inc.	8.625		08/15/13	560,000
					1,714,350
	Specialty Telecommunications (3.1%)
320	American Tower Corp.	7.125		10/15/12	320,000
310	American Tower Corp.	7.50		05/01/12	316,200
135	Panamsat Corp.	9.00		08/15/14	143,100
735	Panamsat Holding Corp. - 144A*	10.375	††	11/01/14	481,425
445	Qwest Communications International - 144A*	6.294	**	02/15/09	450,562
655	Qwest Services Corp. - 144A*	13.50		12/15/07	731,963
100	U.S. West Communications Corp.	5.625		11/15/08	99,750
					2,543,000

	Steel (1.1%)
385	Amsted Industries Inc. - 144A*	10.25		10/15/11	421,575
415	United States Steel Corp.	9.75		05/15/10	461,688
					883,263
	Telecommunication Equipment (0.6%)
450	Nortel Networks Ltd.	6.125		02/15/06	453,375

	Telecommunications (1.9%)
550	Axtel SA (Mexico)	11.00		12/15/13	584,375
623	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
700	Primus Telecommunication Group, Inc.	8.00		01/15/14	507,500
4,679	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
440	Valor Telecom Enterprise LLC - 144A*	7.75		02/15/15	440,000
					1,531,875
	Trucks/Construction/Farm Machinery (1.2%)
347	Manitowoc Inc. (The)	10.50		08/01/12	395,580
520	NMHG Holding Co.	10.00		05/15/09	562,900
					958,480
	Wholesale Distributors (1.4%)
510	Buhrmann US, Inc.	8.25		07/01/14	527,850
160	Buhrmann US, Inc. - 144A*	7.875		03/01/15	160,800
425	Nebraska Book Company, Inc.	8.625		03/15/12	413,312
					1,101,962
	Wireless Telecommunications (3.4%)
490	MetroPCS, Inc.	10.75		10/01/11	502,250
280	Rogers Wireless Communications Inc.	7.50		03/15/15	290,500
205	Rogers Wireless Communications Inc. - 144A*	8.00		12/15/12	211,663
430	Rural Cellular Corp.	7.51	**	03/15/10	442,900
605	SBA Communications Corp.	9.75	††	12/15/11	524,838
305	SBA Communications Corp. - 144A	8.50		12/01/12	317,200
55	Ubiquitel Operating Co.	9.875		03/01/11	60,913
360	Ubiquitel Operating Co. - 144A*	9.875		03/01/11	398,700
					2,748,964

	Total Corporate Bonds (Cost $90,885,791)				74,950,360

NUMBER OF
SHARES					VALUE
	Common Stocks (d) (1.2%)
	Aerospace & Defense (0.1%)
9,438	Orbital Sciences Corp. (c)				91,360

	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (c) (f)				0

	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. + (f)				0

Food: Specialty/Candy (0.0%)
2,375	SFAC New Holdings Inc. ++ (c) (f)	0
436	SFAC New Holdings Inc. (c) (f)	0
120,000	Specialty Foods Acquisition Corp. - 144A* (f)	0
0
Hotels/Resorts/Cruiselines (0.0%)
444,351	Premier Holdings Inc. +++ (c) (f)	0

Medical/Nursing Services (0.0%)
418,663	Raintree Healthcare Corp. (c) (f)	0

Restaurants (0.2%)
37,167	American Restaurant Group Holdings, Inc. (c) (f)	0
4,366	American Restaurant Group Holdings, Inc. (f)	0
7,750	American Restaurant Group Holdings, Inc. - 144A* (f)	0
92,158	Catalina Restaurant Group (c) (f)	184,316
184,316
Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (c) (f)	127
131,683	PFB Telecom NV (Series B) (c) (f)	0
2,251	Viatel Holdings Bermuda Ltd. (c)	1,688
1,815
Textiles (0.0%)
298,461	U.S. Leather, Inc. (c) (f)	0

Wireless Telecommunications (0.9%)
11,692	NII Holdings, Inc. (Class B) (c) *	672,290
521	USA Mobility, Inc. (c)	16,880
38,444	Vast Solutions, Inc. (Class B1) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B2) (c) (f)	0
38,444	Vast Solutions, Inc. (Class B3) (c) (f)	0
689,170

Total Common Stocks (Cost $63,666,351)	966,661

PRINCIPAL
AMOUNT IN	COUPON	MATURITY
THOUSANDS	RATE	DATE	VALUE
Convertible Bonds (0.5%)
Hotels/Resorts/Cruiselines (0.0%)
742	Premier Cruises Ltd. - 144A* (a) (b) (f)	10.00	†	08/15/05	0

Telecommunication Equipment (0.5%)
450	Nortel Networks Corp. (Canada)	4.25	09/01/08	418,500

Total Convertible Bonds (Cost $1,173,302)	418,500

NUMBER OF
SHARES		VALUE
	Non - Convertible Preferred Stocks (1.1%)
	Broadcasting (0.3%)
37	Paxson Communications Corp.†	254,686

	Electric Utilities (0.6%)
434	TNP Enterprises, Inc. (Series D)†	481,849

	Restaurants (0.2%)
157	Catalina Restaurant Group (Units)‡ (f)	141,300

	Total Non - Convertible Preferred Stocks (Cost $916,091)	877,835

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Asset-Backed Security (0.5%)
	Investment Trusts/Mutual Funds
$376	Targeted Return Index - 144A* (Cost $404,400)	8.218%	08/01/15	391,444

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (d) (0.1%)
	Casino/Gaming (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A* (f)	03/01/10	$0
6,000	Resort At Summerlin LP - 144A* (f)	12/15/07	0
			0
	Oil & Gas Production (0.1%)
7,568	Chesapeake Energy Corp. (f)	05/01/05	71,443

	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A* (f)	12/01/09	0

	Restaurants (0.2%)
1,500	American Restaurant Group Holdings, Inc. - 144A* (f)	08/15/08	0
39,250	Catalina Restaurant Group (c) (f)	07/10/12	0
			0

	Total Warrants (Cost $128,056)		71,443

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Short-Term Investment (1.9%)
	Repurchase Agreement
$1,530	The Bank of New York (dated 03/31/05; proceeds $1,529,722) (e) (Cost $1,529,608)	2.688	04/01/05	$1,529,608

	TOTAL INVESTMENTS (Cost $158,703,599) (g)		97.9%	79,205,851
	OTHER ASSETS IN EXCESS OF LIABILITIES		2.1	1,731,032
	NET ASSETS		100.0%	$80,936,883

*	Resale is restricted to qualified institutional investors.
+	Resale is restricted, acquired 12/22/98 at a cost basis of $9,020.
++	Resale is restricted, acquired 06/10/99 at a cost basis of $24.
+++	Resale is restricted, acquired (between 03/06/98 and 07/12/99) at a cost basis of $5,493,079.
**	Floating rate security. Rate shown is the rate in effect at March 31, 2005.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by Federal National Mortgage Association 6.00% due 10/01/34 valued at $1,560,200.
(f)

Securities with total market value equal to $325,779 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,872,113 and the aggregate gross unrealized depreciation is $82,389,160, resulting in net unrealized depreciation of $79,517,047.

Forward Foreign Currency Contracts Open at March 31, 2005:

				UNREALIZED
CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	APPRECIATION

EUR	220,000	$285,184	04/26/05	$1,800

Currency Abbreviations
EUR	Euro.

Morgan Stanley Variable Investment Series - Income Builder
Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (55.0%)
	Aerospace & Defense (1.2%)
9,970	Northrop Grumman Corp.	$538,180
14,140	Raytheon Co.	547,218
		1,085,398
	Beverages: Non-Alcoholic (0.8%)
18,440	Coca-Cola Co. (The)	768,395

	Biotechnology (0.4%)
11,800	Chiron Corp. *	413,708

	Broadcasting (1.1%)
28,480	Clear Channel Communications, Inc.	981,706

	Chemicals: Major Diversified (2.3%)
42,970	Bayer AG (ADR) (Germany)	1,421,877
13,660	Dow Chemical Co. (The)	680,951
4,297	Lanxess (Germany) *	88,518
		2,191,346
	Computer Processing Hardware (0.5%)
21,200	Hewlett-Packard Co.	465,128

	Department Stores (0.8%)
14,350	Kohl’s Corp. *	740,891

	Discount Stores (1.6%)
8,240	Target Corp.	412,164
22,050	Wal-Mart Stores, Inc.	1,104,926
		1,517,090
	Electric Utilities (2.4%)
12,500	American Electric Power Co., Inc.	425,750
6,790	Consolidated Edison, Inc.	286,402
8,980	Entergy Corp.	634,527
9,990	Exelon Corp.	458,441
11,490	FirstEnergy Corp.	482,005
		2,287,125
	Finance/Rental/Leasing (1.0%)
14,710	Freddie Mac	929,672

	Financial Conglomerates (3.7%)
27,060	Citigroup, Inc.	1,216,076
40,186	JPMorgan Chase & Co.	1,390,436
10,310	Prudential Financial, Inc.	591,794
5,400	State Street Corp.	236,088
		3,434,394
	Financial Publishing/Services (0.5%)
14,580	Equifax, Inc.	447,460

	Food: Major Diversified (1.3%)
12,010	Kraft Foods Inc. (Class A)	396,931
11,450	Unilever N.V. (NY Registered Shares) (Netherlands)	783,409
		1,180,340
	Food: Specialty/Candy (0.7%)
15,100	Cadbury Schweppes PLC (ADR) (United Kingdom)	614,570

	Hotels/Resorts/Cruiselines (0.3%)
4,310	Marriott International, Inc. (Class A)	288,166

	Household/Personal Care (0.7%)
10,410	Kimberly-Clark Corp.	684,249

	Industrial Conglomerates (1.7%)
32,830	General Electric Co.	1,183,850
5,206	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	414,658
		1,598,508
	Industrial Machinery (0.4%)
6,240	Parker Hannifin Corp.	380,141

	Information Technology Services (0.5%)
4,010	Accenture Ltd. (Class A) (Bermuda) *	96,841
4,200	International Business Machines Corp.	383,796
		480,637
	Integrated Oil (4.7%)
20,200	BP PLC (ADR) (United Kingdom)	1,260,480
8,509	ConocoPhillips	917,611
17,490	Exxon Mobil Corp.	1,042,404
19,620	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	1,177,985
		4,398,480
	Investment Banks/Brokers (3.1%)
1,800	Goldman Sachs Group, Inc. (The)	197,982
12,320	Lehman Brothers Holdings Inc.	1,160,050
19,810	Merrill Lynch & Co., Inc.	1,121,246
43,900	Schwab (Charles) Corp. (The)	461,389
		2,940,667
	Life/Health Insurance (0.2%)
13,600	Aegon N.V. (ARS) (Netherlands)	183,056

	Major Banks (1.1%)
15,950	Bank of America Corp.	703,395
6,820	PNC Financial Services Group	351,093
		1,054,488
	Major Telecommunications (1.9%)
17,000	France Telecom S.A. (ADR) (France)	507,790
14,470	Sprint Corp. (FON Group)	329,193
25,620	Verizon Communications Inc.	909,510
		1,746,493
	Managed Health Care (0.9%)
8,980	CIGNA Corp.	801,914

	Media Conglomerates (2.7%)
32,010	Disney (Walt) Co. (The)	919,647
72,760	Time Warner, Inc. *	1,276,938
9,000	Viacom Inc. (Class B) (Non-Voting)	313,470
		2,510,055
	Medical Specialties (0.9%)
5,400	Applera Corp. - Applied Biosystems Group	106,596
9,740	Bausch & Lomb, Inc.	713,942
		820,538
	Motor Vehicles (1.1%)
40,750	Honda Motor Co., Ltd. (ADR) (Japan)	1,020,380

	Multi-Line Insurance (0.8%)
10,500	Hartford Financial Services Group, Inc. (The)	719,880

	Oil & Gas Pipelines (0.7%)
32,200	Williams Companies, Inc. (The)	605,682

	Oil Refining/Marketing (0.8%)
10,100	Valero Energy Corp.	740,027

	Oilfield Services/Equipment (1.1%)
15,090	Schlumberger Ltd. (Netherlands; Antilles)	1,063,543

	Packaged Software (0.5%)
23,400	Symantec Corp. *	499,122

	Pharmaceuticals: Major (6.6%)
65,250	Bristol-Myers Squibb Co.	1,661,265
9,700	GlaxoSmithKline PLC (ADR) (United Kingdom)	445,424
13,300	Lilly (Eli) & Co.	692,930
18,240	Roche Holdings Ltd. (ADR) (Switzerland)	986,784
14,470	Sanofi-Aventis (ADR) (France)	612,660
59,090	Schering-Plough Corp.	1,072,484
17,600	Wyeth	742,368
		6,213,915
	Precious Metals (0.8%)
17,610	Newmont Mining Corp.	744,023

	Property - Casualty Insurers (1.8%)
12,430	Chubb Corp. (The)	985,326
20,083	St. Paul Travelers Companies, Inc. (The)	737,649
		1,722,975
	Railroads (0.8%)
20,710	Norfolk Southern Corp.	767,305

	Restaurants (0.3%)
8,500	McDonald’s Corp.	264,690

	Semiconductors (0.8%)
19,300	Intel Corp.	448,339
32,000	Micron Technology, Inc. *	330,880
		779,219
	Telecommunication Equipment (0.5%)
30,955	Motorola, Inc.	463,396

	Tobacco (0.7%)
9,740	Altria Group, Inc.	636,899

	Wireless Telecommunications (0.3%)
11,300	Nextel Communications, Inc. (Class A) *	321,146

	Total Common Stocks (Cost $42,583,188)	51,506,817

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE

	Convertible Bonds (17.9%)
	Airlines (1.3%)
1,500	Continental Airlines Inc.	4.50%	02/01/07	1,250,625

	Biotechnology (1.0%)
800	Invitrogen Inc.	2.00	08/01/23	949,000

	Cable/Satellite TV (1.1%)
1,000	Echostar Communications Corp.	5.75	05/15/08	996,250

	Contract Drilling (2.3%)
3,600	Diamond Offshore Drilling Inc.	0.00	06/06/20	2,146,500

	Electric Utilities (0.5%)
173	PG&E Corp.	9.50		06/30/10	466,668

	Electronic Components (1.0%)
1,000	SCI Systems, Inc.	3.00	† †	03/15/07	968,750

	Electronic Equipment/Instruments (0.2%)
221	Agilent Technologies, Inc.	3.00		12/01/21	218,238

	Electronic Production Equipment (1.1%)
1,100	Veeco Instruments, Inc.	4.125		12/21/08	1,047,750

	Hospital/Nursing Management (2.3%)
1,000	Community Health Systems	4.25		10/15/08	1,103,750
1,000	Lifepoint Hospitals Holdings	4.50		06/01/09	1,031,250
					2,135,000
	Hotels/Resorts/Cruiselines (1.2%)
1,000	Hilton Hotels Corp. - 144A**	3.375		04/15/23	1,162,500

	Household/Personal Care (1.4%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25		08/15/33	1,335,000

	Industrial Conglomerates (1.6%)
1,000	Tyco Internatioanl Group SA (Luxembourg)	2.75		01/15/18	1,495,000

	Internet Retail (1.0%)
901	Amazon.com, Inc.	4.75		02/01/09	896,495

	Investment Banks/Brokers (0.6%)
509	E*Trade Financial Corp.	6.00		02/01/07	517,908

	Media Conglomerates (1.3%)
1,080	Walt Disney Co. (The)	2.125		04/15/23	1,192,050

	Total Convertible Bonds (Cost $16,016,081)				16,777,734

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	Corporate Bonds (16.0%)
	Agricultural Commodities/Milling (1.7%)
1,460	Corn Products International Inc.	8.25		07/15/07	1,576,886

	Apparel/Footwear (1.4%)
1,250	Tommy Hilfiger USA Inc.	6.85		06/01/08	1,271,875

	Broadcasting (1.4%)
1,200	Clear Channel Communications, Inc.	8.00		11/01/08	1,294,368

	Building Products (1.4%)
1,200	American Standard, Inc.	8.25		06/01/09	1,353,935

	Home Building (1.4%)
1,200	Toll Corp.	8.25		02/01/11	1,281,000

	Hospital/Nursing Management (0.9%)
851	Manor Care, Inc.	7.50		06/15/06	881,093

	Hotels/Resorts/Cruiselines (2.3%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	2,195,000

	Managed Health Care (1.2%)
1,000	Magellan Health Services, Inc. ( Series A)	9.375		11/15/08	1,081,250

	Other Metals/Minerals (1.3%)
1,200	USEC Inc.	6.625		01/20/06	1,215,000

	Publishing: Newspapers (1.1%)
1,000	Media General Inc.	6.95		09/01/06	1,032,455

	Specialty Stores (1.1%)
1,042	National Vision Inc.	12.00		03/30/09	1,037,028

	Trucks/Construction/Farm Machinery (0.8%)
700	Navistar International (Series B)	9.375		06/01/06	733,250

	Total Corporate Bonds (Cost $14,959,794)				14,953,140

NUMBER OF SHARES
	Convertible Preferred Stocks (5.8%)
	Electric Utilities (1.2%)
18,000	FPL Group, Inc. $4.00				1,116,180

	Electronic Distributors (0.7%)
10,000	Agilysys Inc. $3.375				638,750

	Financial Conglomerates (0.3%)
9,000	Equity Residential Properties Trust (Series E) $1.75				326,250

	Investment Banks/Brokers (1.1%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	1,003,200

	Pharmaceuticals: Major (0.7%)
13,500	Schering-Plough Corp. $3.00	679,050

	Property - Casualty Insurers (0.7%)
30,000	Travelers Property Casualty Corp. $1.125	663,600

	Telecommunication Equipment (1.1%)
1,000	Lucent Technologies Capital Trust $77.50	1,010,000

	Total Convertible Preferred Stocks (Cost $5,058,033)	5,437,030

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (a) (5.1%)
	U.S. Government Agency
$4,750	Federal Home Loan Mortgage Corp. 2.54% due 04/01/05 (Cost $4,750,000)		4,750,000

	Total Investments (Cost $83,367,096)(b)	99.8%	93,424,721

	Other Assets in Excess of Liabilities	0.2	233,268

	Net Assets	100.0%	$93,657,989

ADR	American Depositary Receipt.
*	Non-income producing security.
††	Variable rate security. Rate shown is the rate in effect at March 31, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,018,459 and the aggregate gross unrealized depreciation is $1,960,834, resulting in net unrealized appreciation of $10,057,625.

Morgan Stanley Variable Investment Series - Income Plus
Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CORPORATE BONDS (72.2%)
	Advertising/Marketing Services (0.4%)
$1,670	WPP Finance (UK) Corp. (United Kingdom)	5.875%		06/15/14	$1,729,803

	Aerospace & Defense (0.9%)
2,739	Raytheon Co.	6.15		11/01/08	2,867,834
1,138	Systems 2001 Asset Trust LLC - 144A* (Cayman Islands)	6.664		09/15/13	1,234,477
					4,102,311
	Air Freight/Couriers (1.1%)
4,288	FedEx Corp. (Series 97-A)	7.50		01/15/18	4,894,936

	Airlines (1.5%)
3,063	America West Airlines, Inc. (Class A)	6.85		07/02/09	3,061,025
1,551	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	1,652,163
1,865	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	1,898,417
					6,611,605
	Broadcasting (0.6%)
2,424	Clear Channel Communications, Inc.	7.65		09/15/10	2,656,578

	Cable/Satellite TV (2.0%)
4,405	Comcast Corp.	6.50		01/15/15	4,723,574
2,530	Cox Communications, Inc.	7.75		11/01/10	2,813,170
1,020	TCI Communications, Inc.	7.875		02/15/26	1,247,859
					8,784,603
	Chemicals: Major Diversified (0.3%)
1,440	ICI Wilmington Inc.	4.375		12/01/08	1,423,424

	Containers/Packaging (0.5%)
2,435	Sealed Air Corp. - 144A*	5.625		07/15/13	2,466,906

	Department Stores (0.4%)
1,875	May Department Stores Co., Inc.	5.95		11/01/08	1,937,657

	Discount Stores (0.3%)
1,117	Wal-Mart Stores, Inc. (Series 92A1)	7.49		06/21/07	1,168,825

	Drugstore Chains (1.0%)
970	CVS Corp.	3.875		11/01/07	956,594
2,345	CVS Corp.	5.625		03/15/06	2,380,297
972	CVS Corp. - 144A *	5.789		01/10/26	990,839
					4,327,730
	Electric Utilities (10.1%)
2,640	Arizona Public Service Co.	5.80		06/30/14	2,770,371
1,625	Arizona Public Service Co.	6.75		11/15/06	1,686,287
3,085	Carolina Power & Light Co.	5.125		09/15/13	3,092,031
205	CC Funding Trust I	6.90		02/16/07	214,238
1,545	Cincinnati Gas & Electric Co.	5.70		09/15/12	1,604,583
5,000	Consolidated Edison Co. of New York (Series B)	7.50		09/01/10	5,648,190
1,495	Consolidated Natural Gas Co.	5.00		12/01/14	1,464,542
320	Consolidated Natural Gas Co. (Series A)	5.00		03/01/14	314,552
2,555	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	2,740,631
1,730	Consumers Energy Co.	4.80		02/17/09	1,732,867
2,250	Detroit Edison Co. (The)	6.125		10/01/10	2,395,586
2,170	Duquesne Light Co. (Series O)	6.70		04/15/12	2,390,220
1,875	Entergy Gulf States, Inc.	3.31	†	12/01/09	1,883,803
940	Entergy Gulf States, Inc.	3.60		06/01/08	912,880
3,440	Exelon Corp.	6.75		05/01/11	3,747,825
2,910	Ohio Edison Co.	5.45		05/01/15	2,916,353
2,540	Pacific Gas & Electric Co.	6.05		03/01/34	2,617,114
565	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	547,309
2,500	Public Service Electric & Gas Co. (Series UU)	6.75		03/01/06	2,566,343
1,035	South Carolina Electric & Gas Co.	5.30		05/15/33	1,009,681
435	Southern California Edison Co.	5.00		01/15/14	431,888
1,120	Texas Eastern Transmission, LP	7.00		07/15/32	1,290,130
1,140	Wisconsin Electric Power Co.	3.50		12/01/07	1,117,353
					45,094,777
	Electrical Products (0.4%)
1,945	Cooper Industries Inc.	5.25		07/01/07	1,980,990

	Environmental Services (1.3%)
5,155	Waste Management, Inc.	7.375		08/01/10	5,751,361

	Finance/Rental/Leasing (5.7%)
2,100	CIT Group, Inc.	2.875		09/29/06	2,062,885
295	CIT Group, Inc.	3.65		11/23/07	288,933
325	CIT Group, Inc.	7.375		04/02/07	343,842
4,980	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	4,770,387
3,000	Ford Capital B.V. (Netherlands)	9.50		06/01/10	3,255,411
2,685	Ford Motor Credit Co.	7.25		10/25/11	2,653,030
915	MBNA America Bank	7.125		11/15/12	1,020,727
3,355	MBNA Corp.	6.125		03/01/13	3,544,749
2,110	Nationwide Building Society - 144A* (United Kingdom)	4.25		02/01/10	2,067,116
2,360	SLM Corp.	4.00		01/15/10	2,291,725
3,075	SLM Corp. (Series MTNA)	5.00		10/01/13	3,040,431
					25,339,236

	Financial Conglomerates (8.7%)
3,785	American Express Co.	5.50	09/12/06	3,863,191
4,585	American Express Co.	6.875	11/01/05	4,669,382
330	Bank One Corp. (Series MTNA)	6.00	02/17/09	345,337
4,295	Citigroup Inc.	5.625	08/27/12	4,456,440
1,345	Citigroup Inc.	6.00	02/21/12	1,433,759
4,565	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	5,287,055
1,550	General Motors Acceptance Corp.	4.50	07/15/06	1,512,456
10,185	General Motors Acceptance Corp.	6.875	09/15/11	9,227,386
7,100	JPMorgan Chase & Co.	6.75	02/01/11	7,782,637
320	Prudential Holdings, LLC (FSA) - 144A*	7.245	12/18/23	376,464
				38,954,107
	Food: Major Diversified (0.5%)
2,305	Kraft Foods Inc. (The)	5.625	11/01/11	2,394,960

	Forest Products (0.1%)
540	Weyerhaeuser Co.	6.00	08/01/06	553,663

	Gas Distributors (0.5%)
1,870	NiSource Finance Corp.	3.43†	11/23/09	1,882,761
535	Sempra Energy	4.621	05/17/07	537,390
				2,420,151
	Home Furnishings (0.4%)
1,570	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	1,750,685

	Hotels/Resorts/Cruiselines (1.6%)
1,945	Hyatt Equities LLC - 144A*	6.875	06/15/07	2,009,825
1,685	Marriott International, Inc. (Series D)	8.125	04/01/05	1,685,000
620	Marriott International, Inc. (Series E)	7.00	01/15/08	658,866
2,700	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,963,250
				7,316,941
	Industrial Conglomerates (0.5%)
615	Hutchison Whampoa International Ltd. - 144A* (Kyrgyzstan)	6.50	02/13/13	650,295
1,705	Textron Financial Corp.	4.125	03/03/08	1,693,802
				2,344,097
	Insurance Brokers/Services (2.4%)
2,505	Farmers Exchange Capital - 144A*	7.05	07/15/28	2,623,346
3,105	Farmers Insurance Exchange - 144A*	8.625	05/01/24	3,765,517
4,310	Marsh & McLennan Companies, Inc.	5.375	07/15/14	4,142,246
				10,531,109
	Integrated Oil (0.9%)
2,175	Amerada Hess Corp.	7.875	10/01/29	2,607,416
1,000	Chevrontexaco Corp.	9.75	03/15/20	1,469,559
				4,076,975
	Investment Banks/Brokers (1.1%)
515	Goldman Sachs Group Inc.	5.25	10/15/13	512,471
295	Goldman Sachs Group Inc.	6.60	01/15/12	319,670
3,835	Goldman Sachs Group Inc.	6.875	01/15/11	4,188,023
				5,020,164
	Life/Health Insurance (1.9%)
5,000	John Hancock Financial Services, Inc.	5.625	12/01/08	5,185,360
3,350	MetLife, Inc.	6.125	12/01/11	3,574,648
				8,760,008
	Major Banks (3.6%)
1,035	Bank of New York Co., Inc. (The)	5.20	07/01/07	1,055,827
1,820	HSBC Finance Corp.	6.75	05/15/11	1,994,926
1,800	Huntington National Bank (Series BKNT)	4.375	01/15/10	1,766,203
5,000	Wachovia Bank NA (Series BKNT)	7.80	08/18/10	5,733,825
5,000	Well Fargo Bank NA	7.55	06/21/10	5,646,430
				16,197,211
	Major Telecommunications (2.4%)
1,165	AT&T Corp.	9.75	11/15/31	1,427,125
2,790	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	3,659,704
1,460	France Telecom S.A. (France)	8.75	03/01/31	1,927,349
1,000	GTE Corp.	7.90	02/01/27	1,076,858
2,025	Sprint Capital Corp.	8.75	03/15/32	2,635,096
				10,726,132
	Managed Health Care (3.1%)
3,930	Aetna, Inc.	7.375	03/01/06	4,045,334
1,310	Aetna, Inc.	7.875	03/01/11	1,506,767
3,920	Anthem, Inc.	6.80	08/01/12	4,353,454
850	UnitedHealth Group Inc.	5.20	01/17/07	865,126
1,565	UnitedHealth Group Inc.	7.50	11/15/05	1,596,388
1,450	WellPoint Health Networks Inc.	6.375	06/15/06	1,487,285
				13,854,354
	Media Conglomerates (3.4%)
2,415	Historic TW Inc.	6.625	05/15/29	2,545,161
2,540	News America, Inc.	7.28	06/30/28	2,837,083
1,587	News America, Inc.	7.30	04/30/28	1,773,536
2,600	News America Holdings, Inc.	8.875	04/26/23	3,331,929
4,130	Time Warner, Inc.	7.70	05/01/32	4,918,446
				15,406,155

	Motor Vehicles (1.2%)
1,450	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	1,583,136
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,658,313
1,420	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,718,436
335	General Motors Corp.	8.375	07/15/33	287,364
				5,247,249
	Multi-Line Insurance (3.7%)
4,400	American General Finance Corp. (Series MTNF)	5.875	07/14/06	4,499,400
500	American General Finance Corp. (Series MTNH)	4.625	09/01/10	494,963
465	AXA Financial Inc.	6.50	04/01/08	492,254
165	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	161,304
4,900	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	5,509,310
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,501,240
				16,658,471
	Oil & Gas Production (2.2%)
690	Kerr-McGee Corp.	5.875	09/15/06	701,522
1,020	Kerr-McGee Corp.	6.625	10/15/07	1,057,250
1,085	Pemex Project Funding Master Trust	7.375	12/15/14	1,163,663
2,670	Pemex Project Funding Master Trust	8.00	11/15/11	2,961,030
1,710	Pemex Project Funding Master Trust	8.625	02/01/22	1,947,263
1,610	Pemex Project Funding Master Trust	9.125	10/13/10	1,863,575
				9,694,303
	Oil Refining/Marketing (0.2%)
1,065	Ashland Inc. (Series MTNJ)	7.83	08/15/05	1,080,969

	Pharmaceuticals: Major (0.0%)
99	Marion Merrell Dow Inc. ASOP	9.11	08/01/05	100,935

	Property - Casualty Insurers (0.5%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,473,038

	Pulp & Paper (0.4%)
1,705	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	1,852,073

	Railroads (2.0%)
3,533	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15	4,014,080
1,205	CSX Corp.	2.75	02/15/06	1,191,408
805	CSX Corp.	9.00	08/15/06	854,727
930	Norfolk Southern Corp.	7.35	05/15/07	986,242
1,030	Union Pacific Corp.	6.65	01/15/11	1,118,878
790	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	836,419
				9,001,754
	Real Estate Development (0.4%)
1,646	World Financial Properties - 144A*	6.91	09/01/13	1,766,458
210	World Financial Properties - 144A*	6.95	09/01/13	225,296
				1,991,754
	Regional Banks (0.9%)
4,335	Marshall & Isley Bank (Series BKNT)	3.80	02/08/08	4,267,495

	Savings Banks (1.8%)
500	Household Finance Corp.	4.125	11/16/09	486,664
1,140	Household Finance Corp.	6.375	10/15/11	1,233,193
1,915	Household Finance Corp.	8.00	07/15/10	2,193,092
3,630	Washington Mutual Inc.	8.25	04/01/10	4,122,054
				8,035,003
	Tobacco (0.9%)
1,570	Altria Group, Inc.	7.00	11/04/13	1,687,397
2,195	Altria Group, Inc.	7.75	01/15/27	2,512,298
				4,199,695
	Wireless Telecommunications (0.4%)
1,655	AT&T Wireless Services, Inc.	7.875	03/01/11	1,884,643

	TOTAL CORPORATE BONDS (Cost $312,237,453)			325,064,836

	ASSET-BACKED SECURITIES (6.7%)
	Finance/Rental/Leasing
1,800	American Express Credit Account Master Trust 2001-2 A	5.53	10/15/08	1,830,481
2,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	2,227,547
1,600	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	1,575,186
2,500	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	2,447,606
2,200	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	2,172,039
3,150	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	3,109,381
2,600	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	2,541,210
3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	3,403,377
2,425	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/17/14	2,421,176
1,300	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	1,286,119
3,500	USAA Auto Owner Trust 2004-2 A-4	3.58	02/15/11	3,449,421
2,100	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	2,087,203
1,700	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	1,693,867

	TOTAL ASSET-BACKED SECURITIES (Cost $30,712,865)			30,244,613

	U.S. GOVERNMENT AGENCIES & OBLIGATIONS (14.3%)
	Federal Home Loan Mortgage Corp.
14		6.50	12/01/28	14,402
62		8.50	01/01/22 - 12/01/24	67,898

4	Federal Home Loan Mortgage Corp. Gold	11.50	05/01/19	4,057

	Federal National Mortgage Assoc.
288		7.50	06/01/28 - 04/01/32	307,941
3,612		8.00	08/01/29 - 04/01/32	3,889,628
2		9.00	06/01/21 - 01/01/25	2,493
	Government National Mortgage Assoc.
2		7.06	04/15/24 - 09/15/27	1,792
1,116		8.00	10/15/24 - 11/15/29	1,203,634
182		8.50	06/15/17 - 09/15/26	198,371
111		9.00	07/15/24 - 12/15/24	122,539
13		10.00	05/15/16 - 04/15/19	14,962

	U.S. Treasury Bond
19,900		6.125	08/15/29	23,445,483
1,850		6.375	08/15/27	2,223,252
25,200	U.S. Treasury Note	4.25	08/15/13	24,858,439
22,000	U.S. Treasury Strip	0.00	02/15/25 - 02/15/27	8,103,592

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $64,509,258)			64,458,483

	FOREIGN GOVERNMENT OBLIGATIONS (2.4%)
2,900	United Mexican States (Mexico)	8.375	01/14/11	3,307,450
870	United Mexican States (Mexico)	9.875	02/01/10	1,037,475
1,450	United Mexican States (Series MTN) (Mexico)	8.30	08/15/31	1,663,875
4,145	United Mexican States (Series MTNA) (Mexico)	8.00	09/24/22	4,714,938

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,987,756)			10,723,738

	SHORT-TERM INVESTMENTS (a) (3.6%)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS
15,200	Federal Home Loan Mortgage Corp.	2.54	04/01/05	15,200,000
700	U.S. Treasury Bill**	2.585	07/14/05	694,773

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,894,773)			15,894,773

	TOTAL INVESTMENTS (Cost $433,342,105) (b) (c)		99.2%	446,386,443

	OTHER ASSETS IN EXCESS OF LIABILITIES		0.8	3,703,503

	NET ASSETS		100.0%	$450,089,946

FSA	Financial Security Assurance Inc.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $331,400.
†	Floating rate security, rate shown is the rate in effect at March 31, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $132,852,770 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,294,095 and the aggregate gross unrealized depreciation is $5,594,109 resulting in net unrealized appreciation of $10,699,986.

Futures Contracts Open at March 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
115	Long	U.S Treasury Notes 10 Year, June 2005	$12,565,547	$(3,910)
440	Short	U.S Treasury Notes 5 Year, June 2005	(47,121,250)	310,027
352	Short	U.S Treasury Notes 2 Year, June 2005	(72,825,498)	356,076

	Net unrealized appreciation			$662,193

Morgan Stanley Variable Investment Series - Information

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (96.2%)
	Cable Satellite (1.0%)
4,570	Comcast Corp. (Class A)*	154,375

	Computer Communications (5.6%)
33,850	Cisco Systems, Inc.*	$605,576
9,920	Juniper Networks, Inc.*	218,835
		824,411
	Computer Peripherals (8.5%)
6,440	ATI Technologies Inc. (Canada)*	111,154
1,630	Avid Technology, Inc.*	88,216
31,600	EMC Corp.*	389,312
1,000	Lexmark International, Inc. (Class A)*	79,970
6,710	Network Appliance, Inc.*	185,599
9,610	Seagate Technology (ADR) (Cayman Islands)*	187,875
4,460	Zebra Technologies Corp. (Class A)*	211,805
		1,253,931
	Computer Processing Hardware (6.7%)
7,200	Apple Computer, Inc.*	300,024
11,080	Dell Inc.*	425,694
7,110	Hewlett-Packard Co.	155,993
24,600	Sun Microsystems, Inc.*	99,384
		981,095
	Data Processing Services (1.1%)
1,790	First Data Corp.	70,365
1,400	Global Payments Inc.	90,286
		160,651
	Electronic Components (0.3%)
1,600	Jabil Circuit, Inc.*	45,632

	Electronic Production Equipment (2.7%)
9,220	Applied Materials, Inc.*	149,825
5,510	KLA-Tencor Corp.*	253,515
		403,340
	Financial Publishing/Services (0.4%)
700	Moody’s Corp.	56,602

	Industrial Specialties (0.5%)
1,420	Nitto Denko Corp. (Japan)	74,402

	Information Technology Services (9.4%)
9,970	Accenture Ltd. (Class A) (Bermuda)*	240,775
8,400	Amdocs Ltd.*	238,560
4,290	Cognizant Technology Solutions Corp. (Class A)*	198,198
1,560	Infosys Technologies Ltd. (ADR) (India)	115,019
5,160	International Business Machines Corp.	471,521
4,990	Satyam Computer Services Ltd. (ADR) (India)	116,566
		1,380,639
	Insurance Brokers/Services (0.6%)
2,100	ChoicePoint Inc.*	84,231

	Internet Retail (0.4%)
2,510	IAC/InterActiveCorp.*	55,898

	Internet Software/Services (5.2%)
790	Google Inc. (Class A)*	142,603
9,930	VeriSign, Inc.*	284,991
9,820	Yahoo! Inc.*	332,898
		760,492
	Major Telecommunications (2.1%)
5,110	France Telecom S.A. (ADR) (France)	152,636
6,710	Sprint Corp.	152,653
		305,289
	Miscellaneous Commercial Services (0.6%)
1,500	Corporate Executive Board Co. (The)	95,925

	Other Consumer Services (2.6%)
1,600	Apollo Group, Inc. (Class A)*		118,496
7,210	eBay Inc.*		268,645
			387,141
	Packaged Software (19.3%)
4,250	Cognos, Inc. (Canada)*		178,245
10,470	Mercury Interactive Corp.*		496,069
33,490	Microsoft Corp.		809,453
41,080	Novell, Inc.*		244,837
40,810	Oracle Corp.*		509,309
9,450	Symantec Corp.*		201,569
17,010	VERITAS Software Corp.*		394,972
			2,834,454
	Semiconductors (18.8%)
4,060	Analog Devices, Inc.		146,728
31,330	Intel Corp.		727,796
7,740	Linear Technology Corp.		296,519
8,120	Marvell Technology Group Ltd. (Bermuda)*		311,321
19,020	Microchip Technology Inc.		494,710
8,340	National Semiconductor Corp.		171,887
7,110	Silicon Laboratories Inc.*		211,238
15,550	Texas Instruments Inc.		396,370
			2,756,569
	Telecommunication Equipment (10.0%)
24,810	Andrew Corp.*		290,525
10,210	Comverse Technology, Inc.*		257,496
27,340	Corning Inc.*		304,294
17,230	Lucent Technologies Inc.*		47,383
15,400	QUALCOMM Inc.		564,410
			1,464,108
	Wireless Telecommunications (0.4%)
1,010	NII Holdings, Inc. (Class B)*		58,075

	TOTAL COMMON STOCKS
	(Cost $13,903,536)		14,137,260

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (a) (2.4%)
	U.S. Government Agency (2.4%)
$350	Federal Home Loan Mortgage Corp.
	2.54% due 01/01/05
	(Cost $350,000)		350,000

	TOTAL INVESTMENTS
	(Cost $14,253,536) (b)	98.6%	14,487,260

	OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	206,730

	NET ASSETS	100.0%	$14,693,990

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,196,329 and the aggregate gross unrealized depreciation is $962,605, resulting in net unrealized appreciation of $233,724.

Morgan Stanley Variable Investment Series - Limited Duration Fund

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (43.9%)
	Aerospace & Defense (0.4%)
$230	McDonnell Douglas Corp.	6.875%	11/01/06	$239,032
195	Northrop Grumman Corp.	4.079	11/16/06	194,824
30	Raytheon Co.	6.15	11/01/08	31,411
111	Raytheon Co.	6.75	08/15/07	116,852
150	Raytheon Co.	8.30	03/01/10	172,400
				754,519
	Air Freight/Couriers (0.2%)
130	Fedex Corp.	2.65	04/01/07	126,036
145	Fedex Corp.	6.875	02/15/06	148,530
				274,566
	Airlines (0.0%)
258	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	262,623

	Auto Parts: O.E.M. (0.2%)
290	Johnson Controls, Inc.	5.00	11/15/06	293,721

	Beverages: Alcoholic (0.2%)
385	Miller Brewing Co. - 144A*	4.25	08/15/08	381,505

	Broadcasting (0.3%)
505	Clear Channel Communications, Inc.	7.65	09/15/10	553,454

	Building Products (0.3%)
145	Masco Corp.	4.625	08/15/07	145,556
310	Masco Corp.	6.75	03/15/06	317,634
				463,190
	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, Inc.	6.875	06/15/09	526,226
270	Comcast Corp.	5.85	01/15/10	279,496
242	Cox Communications Inc. - 144A* ††	3.55	12/14/07	243,603
150	Cox Communications Inc.	7.75	08/15/06	156,611
				1,205,936
	Chemicals: Major Diversified (0.1%)
135	ICI Wilmington Inc.	4.375	12/01/08	133,446

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95	05/15/09	95,910

	Department Stores (0.9%)
680	Federated Department Stores, Inc.	6.625	09/01/08	716,674
580	May Department Stores Co., Inc.	3.95	07/15/07	572,370
260	May Department Stores Co., Inc.	6.875	11/01/05	264,476
				1,553,520
	Discount Stores (0.7%)
1,165	Target Corp.	5.95	05/15/06	1,189,409

	Drugstore Chains (0.5%)
175	CVS Corp.	3.875	11/01/07	172,581
640	CVS Corp.	5.625	03/15/06	649,633
				822,214
	Electric Utilities (4.9%)
580	Appalachian Power Co. (Series G)	3.60	05/15/08	563,246
710	Carolina Power & Light Company Inc.	6.80	08/15/07	747,800
255	CC Funding Trust I	6.90	02/16/07	266,492
248	Columbus Southern Power Co.	4.40	12/01/10	241,913
1,050	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	1,069,539
245	Consumers Energy Co.	4.80	02/17/09	245,406
635	DTE Energy Co.	6.45	06/01/06	652,225
240	Duke Energy Corp.	3.75	03/05/08	235,599
220	Entergy Gulf States, Inc.††	3.31	12/01/09	221,033
170	Entergy Gulf States, Inc.	3.60	06/01/08	165,095

255	Exelon Corp.	6.75	05/01/11	277,818
765	FPL Group Capital Inc.	3.25	04/11/06	760,402
570	Pacific Gas & Electric	3.60	03/01/09	549,007
90	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	87,182
390	Peco Energy Co.	3.50	05/01/08	380,597
775	Pinnacle West Capital Corp.	6.40	04/01/06	785,987
1,150	Public Service Electric & Gas Co.††	3.178	06/23/06	1,150,071
65	Southern California Edison Co.	5.00	01/15/14	64,535
150	Wisconsin Electric Power Co.	3.50	12/01/07	147,020
				8,610,967
	Electrical Products (0.2%)
295	Cooper Industries Inc.	5.25	07/01/07	300,459

	Environmental Services (0.1%)
60	USA Waste Services, Inc.	7.125	10/01/07	63,676
130	WMX Technologies, Inc.	7.00	10/15/06	135,314
				198,990
	Finance/Rental/Leasing (3.3%)
560	American Honda Finance Corp. - 144A*	3.85	11/06/08	547,849
330	CIT Group Inc.	2.875	09/29/06	324,168
600	CIT Group Inc.	2.98	11/04/05	600,705
630	CIT Group Inc.	6.50	02/07/06	644,051
70	CIT Group Inc.	7.375	04/02/07	74,058
540	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	517,271
550	Ford Motor Credit Co.	6.875	02/01/06	557,590
230	Ford Motor Credit Co.	6.50	01/25/07	232,431
760	MBNA Corp.	6.125	03/01/13	802,983
815	Nationwide Building Society - 144A* (United Kingdom)	2.625	01/30/07	794,132
785	SLM Corp.	4.00	01/15/10	762,290
				5,857,528
	Financial Conglomerates (4.2%)
95	Bank One Corp. (Series MTNA)	6.00	02/17/09	99,415
475	Bank One NA Illinois ††	2.30	05/05/06	475,681
410	Bank One NA Illinois	5.50	03/26/07	420,785
150	Chase Manhattan Corp.	6.00	02/15/09	157,145
55	Chase Manhattan Corp.	7.00	11/15/09	59,889
460	Citicorp	6.375	11/15/08	489,815
220	Citicorp	6.75	08/15/05	222,740
195	Citigroup Global Markets Inc.††	3.11	12/12/06	195,289
555	Citigroup Inc.	5.50	08/09/06	565,640
560	Citigroup Inc.	5.75	05/10/06	570,839
120	General Electric Capital Corp.	4.25	12/01/10	117,306
1,615	General Electric Capital Corp.	5.375	03/15/07	1,650,677
630	General Motors Acceptance Corp.	4.50	07/15/06	614,740
410	ING Security Life Institutional - 144A*	2.70	02/15/07	398,493
515	Pricoa Global Funding I - 144A*	3.90	12/15/08	504,870
340	Prudential Funding LLC (Series MTN) - 144A*	6.60	05/15/08	360,750
475	Prudential Insurance Co. - 144A*	6.375	07/23/06	490,644
				7,394,718
	Food Retail (1.1%)
1,045	Kroger Co.	7.625	09/15/06	1,092,168
800	Safeway Inc.	6.15	03/01/06	814,428
				1,906,596
	Food: Major Diversified (0.9%)
530	Conagra Foods, Inc.	6.00	09/15/06	543,266
125	General Mills Inc.	3.875	11/30/07	123,302
200	Kraft Foods Inc.	4.00	10/01/08	196,257
675	Kraft Foods Inc.	5.25	06/01/07	687,535
				1,550,360
	Foreign Government Obligations (0.3%)
160	Quebec Province (Canada)	5.50	04/11/06	163,210
390	United Mexican States Corp. (Mexico)	8.625	03/12/08	430,170
				593,380
	Forest Products (0.0%)
77	Weyerhaeuser Co.	6.125	03/15/07	79,708

	Gas Distributors (0.5%)
180	Nisource Finance Corp.††	3.43	11/23/09	181,228
29	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628	09/15/06	29,503
650	Sempra Energy	4.75	05/15/09	646,831
				857,562

	Home Building (0.1%)
115	Centex Corp.	9.75	06/15/05	116,183

	Home Furnishings (0.2%)
265	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	276,400

	Home Improvement Chains (0.2%)
330	Lowe’s Companies, Inc.	7.50	12/15/05	338,618

	Hotels/Resorts/Cruiselines (0.6%)
285	Hyatt Equities LLC - 144A*	6.875	06/15/07	294,499
535	Marriott International, Inc. (Series D)	8.125	04/01/05	535,000
90	Marriott International, Inc. (Series E)	7.00	01/15/08	95,642
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	134,875
				1,060,016
	Household/Personal Care (0.3%)
560	Clorox Co. (The) -144A*††	3.125	12/14/07	561,016

	Industrial Conglomerates (0.7%)
1,100	Honeywell International, Inc.	5.125	11/01/06	1,117,750
30	Honeywell International, Inc.	6.875	10/03/05	30,469
165	Textron Financial Corp.	4.125	03/03/08	163,916
				1,312,135
	Insurance Brokers/Services (0.5%)
800	Marsh & McLennan Companies Inc.	5.375	03/15/07	812,958

	Integrated Oil (0.8%)
640	Amerada Hess Corp.	6.65	08/15/11	686,269
725	Conoco Funding Co. (Canada)	5.45	10/15/06	740,764
				1,427,033
	Investment Banks/Brokers (1.2%)
840	Goldman Sachs Group Inc.	4.125	01/15/08	833,461
35	Lehman Brothers Holdings, Inc.††	2.79	04/20/07	35,067
1,160	Lehman Brothers Holdings, Inc.	8.25	06/15/07	1,257,006
				2,125,534
	Investment Managers (1.3%)
1,930	TIAA Global Markets - 144A*	3.875	01/22/08	1,906,504
455	TIAA Global Markets - 144A*	5.00	03/01/07	461,790
				2,368,294
	Life/Health Insurance (2.4%)
1,625	Genworth Financial, Inc.††	3.16	06/15/07	1,628,494
645	John Hancock Financial Services, Inc.	5.625	12/01/08	668,911
270	John Hancock Global Funding - 144A*	5.625	06/27/06	274,886
395	John Hancock Global Funding II - 144A*	7.90	07/02/10	451,520
175	MetLife, Inc.	5.25	12/01/06	178,394
1,085	Monumental Global Funding II - 144A*	6.05	01/19/06	1,103,627
				4,305,832
	Major Banks (4.4%)
720	ABN Amro Bank (Netherlands)††	2.834	05/11/07	720,827
545	Bank of America Corp.	3.375	02/17/09	523,161
260	Bank of America Corp.	3.875	01/15/08	256,815
445	Bank of America Corp.	4.75	10/15/06	449,702
320	Bank of America Corp.	5.25	02/01/07	326,198
215	Bank of New York Co., Inc. (The)	5.20	07/01/07	219,326
1,440	Branch Banking & Trust Corp.††	3.00	06/04/07	1,441,953
395	FleetBoston Financial Corp.	7.25	09/15/05	401,711
125	HSBC Finance Corp.	6.75	05/15/11	137,014
285	Huntington National Bank	2.75	10/16/06	279,712
510	Key Bank NA	7.125	08/15/06	530,047
820	Suntrust Bank Atlanta	7.25	09/15/06	856,123
235	Wachovia Corp.	3.625	02/17/09	227,638
720	Wachovia Corp.	4.95	11/01/06	729,248
330	Wachovia Corp.	6.875	09/15/05	334,859
405	Wells Fargo Co.††	3.03	03/03/06	405,527
				7,839,861
	Major Telecommunications (1.5%)
470	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	541,114
1,000	GTE Corp.	6.36	04/15/06	1,022,827
285	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	277,778
660	Verizon Global Funding Corp.	6.125	06/15/07	684,945
150	Verizon Global Funding Corp.	7.25	12/01/10	166,661
				2,693,325

	Managed Health Care (1.5%)
465	Aetna, Inc.	7.375	03/01/06	478,646
250	Aetna, Inc.	7.875	03/01/11	287,551
495	Anthem, Inc.	4.875	08/01/05	496,547
175	UnitedHealth Group Inc.	4.125	08/15/09	172,046
105	UnitedHealth Group Inc.	5.20	01/17/07	106,868
680	UnitedHealth Group Inc.	7.50	11/15/05	693,638
400	WellPoint Health Networks Inc.	6.375	06/15/06	410,286
				2,645,582
	Media Conglomerates (0.5%)
465	Time Warner, Inc.	6.125	04/15/06	474,620
400	Time Warner, Inc.	6.15	05/01/07	413,079
				887,699
	Motor Vehicles (0.5%)
155	DaimlerChrysler North American Holdings Co.	4.05	06/04/08	150,637
730	DaimlerChrysler North American Holdings Co.	6.40	05/15/06	745,711
				896,348
	Multi-Line Insurance (1.4%)
180	American General Finance Corp. (Series MTNF)	5.875	07/14/06	184,066
690	American General Finance Corp. (Series MTNH)	4.625	09/01/10	683,048
250	Equitable Life Assurance Society - 144A*	6.95	12/01/05	255,051
830	Hartford Financial Services Group, Inc. (The)	7.75	06/15/05	836,896
185	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	180,857
120	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	134,922
190	International Lease Finance Corp.	3.75	08/01/07	187,542
				2,462,382
	Oil & Gas Production (0.1%)
265	Kerr-McGee Corp.	5.875	09/15/06	269,425

	Oil Refining/Marketing (0.2%)
275	Ashland Inc.	7.83	08/15/05	279,123

	Other Consumer Services (0.2%)
400	Cendant Corp.	6.25	01/15/08	416,604

	Property - Casualty Insurers (0.7%)
580	Allstate Finance Global Funding II - 144A*	2.625	10/22/06	567,491
595	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	588,583
				1,156,074
	Pulp & Paper (0.5%)
275	International Paper Co.	3.80	04/01/08	269,777
280	MeadWestvaco Corp.	2.75	12/01/05	278,378
260	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	282,428
				830,583
	Railroads (0.7%)
125	CSX Corp.	2.75	02/15/06	123,590
110	CSX Corp.	9.00	08/15/06	116,795
80	Norfolk Southern Corp.	7.35	05/15/07	84,838
160	Union Pacific Corp.	3.625	06/01/10	150,993
670	Union Pacific Corp.	6.79	11/09/07	709,368
				1,185,584
	Real Estate Development (0.6%)
712	World Financial Properties - 144A*	6.91	09/01/13	764,078
210	World Financial Properties - 144A*	6.95	09/01/13	225,296
				989,374
	Regional Banks (0.4%)
310	US Bancorp	5.10	07/15/07	316,301
400	US Bank NA	2.85	11/15/06	392,726
				709,027
	Savings Banks (1.0%)
155	Household Finance Corp.	4.125	12/15/08	152,360
70	Household Finance Corp.	5.875	02/01/09	72,901
95	Household Finance Corp.	6.375	10/15/11	102,766
670	Household Finance Corp.	6.40	06/17/08	706,921
100	Sovereign Bank (Series CD)	4.00	02/01/08	98,871
165	Washington Mutual Inc.	7.50	08/15/06	172,023
445	Washington Mutual Inc.	8.25	04/01/10	505,321
				1,811,163

	Tobacco (0.4%)
345	Altria Group Inc.	5.625	11/04/08	355,210
260	Altria Group Inc.	7.65	07/01/08	282,182
				637,392
	Trucks/Construction/Farm Machinery (0.9%)
610	Caterpillar Financial Services Corp. (Series MTNF)	3.625	11/15/07	600,283
435	John Deere Capital Corp.	3.375	10/01/07	425,144
640	John Deere Capital Corp.	4.50	08/22/07	642,593
				1,668,020
	Total Corporate Bonds
	(Cost $79,608,167)			77,415,866

	Asset-Backed Securities (17.7%)
	Finance/Rental/Leasing
800	American Express Credit Account Master Trust 2001-2 A	5.53	10/15/08	813,547
900	American Express Credit Account Master Trust 2003-4 A	1.69	01/15/09	877,344
775	Americredit Automoblie Receivables Trust 2004-BM A3	2.07	08/06/08	760,412
1,700	BMW Vehicle Owner Trust 2005-A A3	4.04	02/25/09	1,698,769
329	Capital Auto Receivables Asset Trust 2002-2A	4.50	10/15/07	329,688
496	Capital Auto Receivables Asset Trust 2002-3 A3	3.58	10/16/06	496,674
800	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	816,535
312	Chase Manhattan Auto Owner Trust 2002A	4.24	09/15/08	313,285
404	Chase Manhattan Auto Owner Trust 2002-B A4	4.21	01/15/09	405,979
1,500	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	1,466,831
1,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	1,259,049
650	CNH Equipment Trust 2005-A A3	4.02	04/15/09	647,612
14	Connecticut RRB Special Purpose Trust CL&P-1	5.36	03/30/07	14,408
372	DaimlerChrysler Auto Trust 2002-A A4	4.49	10/06/08	373,623
1,000	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	979,042
1,400	DiamlerChrysler Auto Trust 2004-A A4	2.58	04/08/09	1,358,586
525	Fifth Third Auto Trust 2004-A A3	3.19	02/20/08	519,459
126	Ford Credit Auto Owner Trust 2002-B A4	4.75	08/15/06	126,799
372	Harley-Davidson Motorcycle Trust 2002-1	4.50	01/15/10	375,039
431	Harley-Davidson Motorcycle Trust 2002-2	3.09	06/15/10	428,611
600	Harley-Davidson Motorcycle Trust 2003-1	2.63	11/15/10	589,972
1,200	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	1,182,575
900	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	888,561
575	Honda Auto Receivables Owner Trust 2002-4	2.70	03/17/08	569,423
1,050	Honda Auto Receivables Owner Trust 2003-1	2.48	07/18/08	1,037,056
1,400	Honda Auto Receivables Owner Trust 2003-3 A4	2.77	11/21/08	1,367,385
400	Hyundai Auto Receivables Trust 2003-A A3	2.33	11/15/07	396,207
1,400	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	1,361,351
258	Nissan Auto Receivables Owner Trust 2002B	4.60	09/17/07	258,790
1,500	Nissan Auto Receivables Owner Trust 2003-A A4	2.61	07/15/08	1,476,054
1,100	Nissan Auto Receivables Owner Trust 2004-A A4	2.76	07/15/09	1,064,475
200	Nordstrom Private Label Credit Card Master Trust - 144A* 2001-1A A	4.82	04/15/10	202,204
1,232	TXU Electric Delivery Transition Bond Company LLC 2004-1 A1	3.52	11/15/11	1,212,173
1,400	USAA Auto Owner Trust 2004-1 A4	2.67	10/15/10	1,357,997
800	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	795,125
67	Volkswagen Auto Lease Trust 2002-A	2.36	12/20/05	66,541
550	Wachovia Auto Owner Trust 2004-A A3	3.19	06/20/08	545,543
1,400	Whole Auto Loan Trust 2003-1 A4	2.58	03/15/10	1,369,966
1,300	William Street Funding Corp. 2003-1 A - 144A*††	2.40	04/23/06	1,301,777

	Total Asset-Backed Securities (Cost $31,713,971)			31,104,467

	Mortgage-Backed Securities (7.1%)
609	Federal Home Loan Mortgage Corp. (ARM)	3.61	07/01/34	600,210
907	Federal Home Loan Mortgage Corp. (ARM)	4.176	08/01/34	909,182
858	Federal Home Loan Mortgage Corp. Gold	7.50	02/01/27-08/01/32	919,063
638	Federal National Mortgage Assoc. (ARM)	3.702	07/01/34	634,140
361	Federal National Mortgage Assoc. (ARM)	3.793	06/01/34	358,991
848	Federal National Mortgage Assoc. (ARM)	4.116	09/01/34	844,225
1,989	Federal National Mortgage Assoc.	6.50	05/01/31-11/01/33	2,067,617
2,942	Federal National Mortgage Assoc.	7.00	11/01/24-02/01/33	3,103,917
2,896	Federal National Mortgage Assoc.	7.50	03/01/24-02/01/32	3,099,215

	Total Mortgage-Backed Securities
	(Cost $12,553,827)			12,536,560

	U.S. Government Agencies (15.1%)
10,100	Federal Home Loan Mortgage Corp.	2.75	08/15/06	9,960,923
17,000	Federal Home Loan Mortgage Corp.	2.875	05/15/07	16,627,836

	Total U.S. Government Agencies (Cost $26,989,356)			26,588,759

	Foreign Government Obligations (1.2%)
675	Quebec Province (Canada)	6.125	01/22/11	723,579
980	United Mexican States (Mexico)	8.375	01/14/11	1,117,690
240	United Mexican States (Mexico)	9.875	02/01/10	286,200

	Total Foreign Government Obligations (Cost $2,260,425)			2,127,469

	Collaterlized Mortgage Obligations (1.0%)
665	Federal Home Loan Mortgage Corp. 2104 TE (PAC)	5.50	02/15/12	670,416
1,150	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50	01/25/24	1,167,781

	Total Collaterlized Mortgage Obligations (Cost $1,853,910)			1,838,197

	Short-Term Investments (13.4%)
	U.S. Government & Agency Obligations
5,600	Federal Home Loan Mortgage Corp.	2.54	04/01/05	5,600,000
200	U.S. Treasury Bill	2.818	07/14/05	198,372
9,000	U.S. Treasury Note	1.625	02/28/06	8,859,384
9,000	U.S. Treasury Note	1.875	01/31/06	8,894,538

	Total Short-Term Investments (Cost $23,556,367)			23,552,294

	Total Investments (Cost $178,536,023) (b) (c)		99.4%	175,163,612

	Other Assets in Excess of Liabilities		0.6	1,115,454

	Net Assets		100.0%	$176,279,066

ARM	Adjustable Rate Mortgage.
PAC	Planned Amortization Class.
*	Resale is restricted to qualified institutional investors.
†	All or a portion of these securities have been physically segregated in connection with open futures contracts in an amount equal to $36,910.
††	Floating rate security, rate shown is the rate in effect at March 31, 2005.
(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $45,219,767 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $179,723 and the aggregate gross unrealized depreciation is $3,552,134, resulting in net unrealized depreciation of $3,372,411.

Futures Contracts Open at March 31, 2005:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)

144	Long	U.S. Treasury Notes 2 Year May 2005	$29,792,249	$(79,867)

85	Short	U.S. Treasury Notes 5 Year May 2005	(9,102,969)	80,481

56	Short	U.S. Treasury Notes 10 Year May 2005	(6,118,875)	82,244

		Net unrealized appreciation		$82,859

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments March 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE

	Commercial Paper (75.2%)
	Asset-Backed - Auto (14.0%)
$12,000	DaimlerChrysler Revolving Auto Conduit LLC	2.74%	04/22/05 - 04/26/05	$11,978,752
12,000	FCAR Owner Trust	2.85 - 2.99	05/06/05 - 06/15/05	11,949,735
6,000	New Center Asset Trust	2.87	05/12/05	5,980,457
5,630	New Center Asset Trust Series A1	2.68	04/07/05	5,627,495
				35,536,438

	Asset-Backed - Corporate (2.4%)
6,000	Ciesco, L.P.	2.62	04/08/05	5,996,955

	Asset-Backed - Mortgage (3.7%)
9,450	Mortgage Interest Networking Trust A1	2.73 - 2.84	04/01/05 - 04/11/05	9,445,769

	Finance - Automotive (3.2%)
3,130	American Honda Finance Corp.	2.84	05/11/05	3,120,158
5,000	Toyota Motor Credit Corp.	2.81	05/17/05	4,982,175
				8,102,333
	Finance - Consumer (7.1%)
12,000	American Express Credit Corp.	2.65-2.66	04/04/05 - 04/07/05	11,995,804
6,000	HSBC Finance Corp.	2.98	06/15/05	5,963,000
				17,958,804
	Finance - Corporate (2.4%)
6,000	CIT Group, Inc.	2.69	04/15/05	5,993,747

	Financial Conglomerates (3.2%)
8,000	General Electric Capital Corp.	2.12 - 2.67	04/18/05 - 05/09/05	7,986,151

	International Banks (37.2%)
11,000	Banque Generale du Luxembourg	2.16 - 2.87	04/01/05 - 06/03/05	10,975,063
4,544	BNP Paribas Finance, Inc.	2.96	06/01/05	4,521,363
6,800	DnB NOR Bank A.S.A.	2.77 - 2.97	05/31/05 - 06/10/05	6,764,683
11,800	HBOS Treasury Services plc	2.99 - 3.02	06/16/05 - 06/28/05	11,717,507
11,075	ING (U.S.) Funding LLC	2.67 - 2.79	04/22/05 - 05/09/05	11,050,245
10,800	Nordea North American Inc.	2.16 - 2.67	04/21/05 - 04/25/05	10,784,939
11,750	Royal Bank of Scotland plc	2.64	04/12/05	11,740,558
12,718	Spintab AB	2.55 - 2.57	04/06/05 - 04/11/05	12,711,734
7,925	UBS Finance (Delaware) LLC	2.79	04/01/05	7,925,000
6,000	Westpac Capital Corp.	2.97	06/10/05	5,965,583
				94,156,675

	Investment Banks/Brokers (2.0%)
5,000	Citigroup Global Markets Holdings Inc.	2.68	04/13/05	4,995,550

	Total Commercial Paper (Cost $190,172,422)			190,172,422

	U.S. Government Agencies (16.6%)
24,300	Federal Home Loan Mortgage Corp.	2.08 - 2.97	04/05/05 - 06/27/05	24,210,337
18,000	Federal National Mortgage Assoc.	2.51 - 2.96	04/06/05 - 06/08/05	17,945,118
	Total U.S. Government Agencies (Cost $42,155,455)			42,155,455

	Short-Term Bank Note (4.3%)
11,000	Bank of America, N.A.
	Cost $11,000,000)	2.82 - 2.90	05/10/05 - 07/20/05	11,000,000

	Certificate of Deposit (3.9%)
10,000	First Tennessee Bank, N.A.
	Cost $10,000,000)	2.67	04/20/05	10,000,000

	Total Investments
	(Cost $253,327,877) (a)	100.0%		253,327,877

	Liabilities in Excess of Other Assets	0.0		(115,817)

	Net Assets	100.0%		$253,212,060

(a)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - S & P 500 Index

Portfolio of Investments  March 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.8%)
	Advertising/Marketing Services (0.2%)
10,697	Interpublic Group of Companies, Inc. (The) *	$131,359
4,713	Omnicom Group, Inc.	417,195
		548,554
	Aerospace & Defense (1.4%)
21,057	Boeing Co.	1,230,992
5,062	General Dynamics Corp.	541,887
3,037	Goodrich Corp.	116,287
2,913	L-3 Communications Holdings, Inc.	206,881
10,155	Lockheed Martin Corp.	620,064
9,113	Northrop Grumman Corp.	491,920
11,461	Raytheon Co.	443,541
4,512	Rockwell Collins, Inc.	214,726
		3,866,298
	Agricultural Commodities/Milling (0.1%)
15,763	Archer-Daniels-Midland Co.	387,455

	Air Freight/Couriers (1.0%)
7,622	FedEx Corp.	716,087
28,312	United Parcel Service, Inc. (Class B)	2,059,415
		2,775,502
	Airlines (0.1%)
3,481	Delta Air Lines, Inc. *	14,098
18,637	Southwest Airlines Co.	265,391
		279,489
	Alternative Power Generation (0.0%)
13,516	Calpine Corp. *	37,845

	Aluminum (0.2%)
22,046	Alcoa, Inc.	669,978

	Apparel/Footwear (0.5%)
3,779	Cintas Corp. *	156,110
4,836	Coach, Inc. *	273,863

3,097	Jones Apparel Group, Inc.	103,719
2,746	Liz Claiborne, Inc.	110,197
5,811	Nike, Inc. (Class B)	484,114
1,417	Reebok International Ltd.	62,773
2,529	V.F. Corp.	149,565
		1,340,341
	Apparel/Footwear Retail (0.4%)
18,629	Gap, Inc. (The)	406,857
9,664	Limited Brands, Inc.	234,835
3,189	Nordstrom, Inc.	176,607
12,189	TJX Companies, Inc. (The)	300,215
		1,118,514
	Auto Parts: O.E.M. (0.2%)
3,798	Dana Corp.	48,576
14,196	Delphi Corp.	63,598
3,868	Eaton Corp.	252,967
4,836	Johnson Controls, Inc.	269,655
3,277	Visteon Corp.	18,712
		653,508
	Automotive Aftermarket (0.0%)
1,775	Cooper Tire & Rubber Co.	32,589
4,447	Goodyear Tire & Rubber Co. (The) *	59,367
		91,956
	Beverages: Alcoholic (0.4%)
19,654	Anheuser-Busch Companies, Inc.	931,403
2,314	Brown-Forman Corp. (Class B)	126,691
2,033	Molson Coors Brewing Co. (Class B)	156,887
		1,214,981
	Beverages: Non-Alcoholic (1.0%)
57,307	Coca-Cola Co. (The)	2,387,983
8,922	Coca-Cola Enterprises Inc.	183,079
5,002	Pepsi Bottling Group, Inc. (The)	139,306
		2,710,368
	Biotechnology (1.2%)
31,689	Amgen Inc. *	1,844,617
8,437	Biogen Idec Inc. *	291,161
3,734	Chiron Corp. *	130,914
6,270	Genzyme Corp. *	358,895
10,951	Gilead Sciences, Inc. *	392,046
6,292	MedImmune, Inc. *	149,813
1,258	Millipore Corp. *	54,597
		3,222,043

	Broadcasting (0.2%)
13,333	Clear Channel Communications, Inc.	459,589

7,383	Univision Communications, Inc. (Class A) *	204,435
		664,024
	Building Products (0.2%)
4,558	American Standard Companies, Inc.	211,856
11,333	Masco Corp.	392,915
		604,771
	Cable/Satellite TV (0.7%)
55,956	Comcast Corp. (Class A) *	1,890,194

	Casino/Gaming (0.1%)
2,879	Harrah’s Entertainment, Inc.	185,926
8,728	International Game Technology	232,688
		418,614
	Chemicals: Agricultural (0.2%)
6,736	Monsanto Co.	434,472

	Chemicals: Major Diversified (1.1%)
24,121	Dow Chemical Co. (The)	1,202,432
25,220	Du Pont (E.I.) de Nemours & Co.	1,292,273
1,971	Eastman Chemical Co.	116,289
3,091	Engelhard Corp.	92,823
2,832	Hercules Inc. *	41,007
4,918	Rohm & Haas Co.	236,064
		2,980,888
	Chemicals: Specialty (0.3%)
5,757	Air Products & Chemicals, Inc.	364,361
1,301	Great Lakes Chemical Corp.	41,788
8,164	Praxair, Inc.	390,729
1,741	Sigma-Aldrich Corp.	106,636
		903,514
	Commercial Printing/Forms (0.1%)
5,449	Donnelley (R.R.) & Sons Co.	172,297

	Computer Communications (1.1%)
12,142	Avaya Inc. *	141,819
163,511	Cisco Systems, Inc. *	2,925,212
2,323	QLogic Corp. *	94,081
		3,161,112
	Computer Peripherals (0.5%)
60,850	EMC Corp. *	749,672
3,203	Lexmark International, Inc. (Class A) *	256,144
9,262	Network Appliance, Inc. *	256,187
		1,262,003

	Computer Processing Hardware (1.9%)
20,671	Apple Computer, Inc. *	861,361
62,203	Dell, Inc. *	2,389,839
7,562	Gateway, Inc. *	30,475
73,246	Hewlett-Packard Co.	1,607,017
4,711	NCR Corp. *	158,949
85,446	Sun Microsystems, Inc. *	345,202
		5,392,843
	Construction Materials (0.1%)
1	Eagle Materials, Inc.	79
2,603	Vulcan Materials Co.	147,928
		148,007
	Containers/Packaging (0.2%)
2,781	Ball Corp.	115,356
2,708	Bemis Company, Inc.	84,273
3,755	Pactiv Corp. *	87,679
2,114	Sealed Air Corp. *	109,801
1,447	Temple-Inland Inc.	104,980
		502,089
	Contract Drilling (0.3%)
3,582	Nabors Industries, Ltd. (Bermuda) *	211,839
3,429	Noble Corp. (Cayman Islands) *	192,744
2,713	Rowan Companies, Inc. *	81,200
8,124	Transocean Inc. (Cayman Islands) *	418,061
		903,844
	Data Processing Services (0.9%)
3,204	Affiliated Computer Services, Inc. (Class A) *	170,581
14,750	Automatic Data Processing, Inc.	663,012
4,834	Computer Sciences Corp. *	221,639
3,595	Convergys Corp. *	53,673
20,284	First Data Corp.	797,364
4,889	Fiserv, Inc. *	194,582
8,996	Paychex, Inc.	295,249
7,307	SunGard Data Systems Inc. *	252,091
		2,648,191
	Department Stores (0.5%)
1,787	Dillard’s, Inc. (Class A)	48,070
4,280	Federated Department Stores, Inc.	272,379
8,245	Kohl’s Corp. *	425,689
7,386	May Department Stores Co.	273,430
7,225	Penney (J.C.) Co., Inc.	375,122
		1,394,690
	Discount Stores (2.3%)
2,855	Big Lots, Inc. *	34,317

11,949	Costco Wholesale Corp.	527,907
7,626	Dollar General Corp.	167,086
4,242	Family Dollar Stores, Inc.	128,787
1,681	Sears Holdings Corp. *	223,859
22,651	Target Corp.	1,133,003
85,700	Wal-Mart Stores, Inc.	4,294,427
		6,509,386
	Drugstore Chains (0.6%)
10,120	CVS Corp.	532,514
25,837	Walgreen Co.	1,147,680
		1,680,194
	Electric Utilities (2.9%)
16,412	AES Corp. (The) *	268,829
3,478	Allegheny Energy, Inc. *	71,855
4,940	Ameren Corp.	242,109
9,697	American Electric Power Co., Inc.	330,280
7,319	CenterPoint Energy, Inc.	88,048
4,842	Cinergy Corp.	196,198
4,944	CMS Energy Corp. *	64,470
6,136	Consolidated Edison, Inc.	258,816
4,474	Constellation Energy Group, Inc.	231,306
8,616	Dominion Resources, Inc.	641,289
4,400	DTE Energy Co.	200,112
23,726	Duke Energy Corp.	664,565
8,242	Edison International	286,162
5,392	Entergy Corp.	380,999
16,817	Exelon Corp.	771,732
8,344	FirstEnergy Corp.	350,031
9,895	FPL Group, Inc.	397,284
9,125	PG&E Corp.	311,162
2,316	Pinnacle West Capital Corp.	98,453
4,784	PPL Corp.	258,288
6,249	Progress Energy, Inc.	262,146
6,029	Public Service Enterprise Group, Inc.	327,917
18,791	Southern Co. (The)	598,118
5,224	TECO Energy, Inc.	81,912
6,077	TXU Corp.	483,912
10,141	Xcel Energy, Inc.	174,222
		8,040,215
	Electrical Products (0.4%)
4,548	American Power Conversion Corp.	118,748
2,344	Cooper Industries Ltd. (Class A) (Bermuda)	167,643
10,607	Emerson Electric Co.	688,713

4,242	Molex Inc.	111,819
		1,086,923
	Electronic Components (0.1%)
4,643	Jabil Circuit, Inc. *	132,418
13,240	Sanmina-SCI Corp. *	69,113
24,564	Solectron Corp. *	85,237
		286,768
	Electronic Equipment/Instruments (0.5%)
10,933	Agilent Technologies, Inc. *	242,713
36,545	JDS Uniphase Corp. *	61,030
4,426	Rockwell Automation, Inc.	250,689
3,847	Scientific-Atlanta, Inc.	108,562
6,138	Symbol Technologies, Inc.	88,940
2,261	Tektronix, Inc.	55,462
4,046	Thermo Electron Corp. *	102,323
24,218	Xerox Corp. *	366,903
		1,276,622
	Electronic Production Equipment (0.4%)
42,189	Applied Materials, Inc. *	685,571
4,972	KLA-Tencor Corp. *	228,762
3,536	Novellus Systems, Inc. *	94,517
4,912	Teradyne, Inc. *	71,715
		1,080,565
	Electronics/Appliance Stores (0.2%)
7,552	Best Buy Co., Inc.	407,884
4,838	Circuit City Stores - Circuit City Group	77,650
4,009	RadioShack Corp.	98,220
		583,754
	Electronics/Appliances (0.1%)
7,252	Eastman Kodak Co.	236,053
2,011	Maytag Corp.	28,094
1,691	Whirlpool Corp.	114,531
		378,678
	Engineering & Construction (0.0%)
2,164	Fluor Corp.	119,951

	Environmental Services (0.2%)
6,864	Allied Waste Industries, Inc. *	50,176
14,380	Waste Management, Inc.	414,863
		465,039
	Finance/Rental/Leasing (1.8%)
6,253	Capital One Financial Corp.	467,537
5,334	CIT Group, Inc.	202,692
14,682	Countrywide Financial Corp.	476,578

24,484	Fannie Mae	1,333,154
17,404	Freddie Mac	1,099,933
32,320	MBNA Corp.	793,456
7,415	Providian Financial Corp. *	127,241
1,621	Ryder System, Inc.	67,596
10,873	SLM Corp.	541,910
		5,110,097
	Financial Conglomerates (4.3%)
29,675	American Express Co.	1,524,405
132,180	Citigroup, Inc.	5,940,169
89,894	JPMorgan Chase & Co.	3,110,332
7,577	Principal Financial Group, Inc.	291,639
13,255	Prudential Financial, Inc.	760,837
8,437	State Street Corp.	368,866
		11,996,248
	Financial Publishing/Services (0.3%)
3,417	Equifax, Inc.	104,868
4,818	McGraw-Hill Companies, Inc. (The)	420,370
3,470	Moody’s Corp.	280,584
		805,822
	Food Distributors (0.2%)
16,111	SYSCO Corp.	576,774

	Food Retail (0.3%)
9,310	Albertson’s, Inc.	192,251
18,521	Kroger Co. *	296,892
11,320	Safeway Inc. *	209,760
3,418	Supervalu, Inc.	113,990
		812,893
	Food: Major Diversified (1.6%)
8,237	Campbell Soup Co.	239,038
13,040	ConAgra Foods Inc.	352,341
9,235	General Mills, Inc.	453,900
8,855	Heinz (H.J.) Co.	326,218
8,878	Kellogg Co.	384,151
42,451	PepsiCo, Inc.	2,251,177
19,967	Sara Lee Corp.	442,469
		4,449,294
	Food: Specialty/Candy (0.3%)
5,534	Hershey Foods Corp.	334,586
3,435	McCormick & Co., Inc. (Non-Voting)	118,267
4,948	Wrigley (Wm.) Jr. Co.	324,440
		777,293

	Forest Products (0.2%)
2,802	Louisiana-Pacific Corp.	70,442
6,140	Weyerhaeuser Co.	420,590
		491,032
	Gas Distributors (0.2%)
8,377	Dynegy, Inc. (Class A) *	32,754
4,068	KeySpan Corp.	158,530
1,116	Nicor Inc.	41,392
6,861	NiSource, Inc.	156,362
959	Peoples Energy Corp.	40,201
6,020	Sempra Energy	239,837
		669,076
	Home Building (0.2%)
3,201	Centex Corp.	183,321
1,054	KB Home	123,803
2,997	Pulte Homes, Inc.	220,669
		527,793
	Home Furnishings (0.1%)
4,828	Leggett & Platt, Inc.	139,433
6,951	Newell Rubbermaid, Inc.	152,505
		291,938
	Home Improvement Chains (1.2%)
55,549	Home Depot, Inc. (The)	2,124,194
19,548	Lowe’s Companies, Inc.	1,115,995
3,202	Sherwin-Williams Co.	140,856
		3,381,045
	Hospital/Nursing Management (0.3%)
10,413	HCA, Inc.	557,824
6,172	Health Management Associates, Inc. (Class A)	161,583
2,180	Manor Care, Inc.	79,265
11,847	Tenet Healthcare Corp. *	136,596
		935,268
	Hotels/Resorts/Cruiselines (0.6%)
13,327	Carnival Corp. (Panama)	690,472
9,732	Hilton Hotels Corp.	217,510
5,083	Marriott International, Inc. (Class A)	339,849
5,375	Starwood Hotels & Resorts Worldwide, Inc.	322,661
		1,570,492
	Household/Personal Care (2.5%)
2,145	Alberto-Culver Co. (Class B)	102,660
11,928	Avon Products, Inc.	512,188
3,880	Clorox Co. (The)	244,401
13,293	Colgate-Palmolive Co.	693,496
25,076	Gillette Co. (The)	1,265,836

2,241	International Flavors & Fragrances, Inc.	88,519
12,174	Kimberly-Clark Corp.	800,197
63,811	Procter & Gamble Co. (The)	3,381,983
		7,089,280
	Industrial Conglomerates (5.8%)
19,539	3M Co.	1,674,297
6,961	Danaher Corp.	371,787
268,116	General Electric Co. **	9,668,263
21,521	Honeywell International, Inc.	800,796
4,384	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	349,186
2,334	ITT Industries, Inc.	210,620
3,419	Textron, Inc.	255,126
50,926	Tyco International Ltd. (Bermuda)	1,721,299
12,956	United Technologies Corp.	1,317,107
		16,368,481
	Industrial Machinery (0.3%)
6,949	Illinois Tool Works Inc.	622,144
3,040	Parker Hannifin Corp.	185,197
		807,341
	Industrial Specialties (0.2%)
5,586	Ecolab Inc.	184,617
4,381	PPG Industries, Inc.	313,329
		497,946
	Information Technology Services (1.5%)
4,287	Citrix Systems, Inc. *	102,116
13,094	Electronic Data Systems Corp.	270,653
41,299	International Business Machines Corp.	3,773,903
8,532	Unisys Corp. *	60,236
		4,206,908
	Insurance Brokers/Services (0.2%)
8,005	AON Corp.	182,834
13,380	Marsh & McLennan Companies, Inc.	407,020
		589,854
	Integrated Oil (5.3%)
2,156	Amerada Hess Corp.	207,429
53,234	ChevronTexaco Corp.	3,104,075
17,601	ConocoPhillips	1,898,092
161,523	Exxon Mobil Corp.	9,626,771
		14,836,367
	Internet Software/Services (0.4%)
13,022	Siebel Systems, Inc. *	118,891
32,984	Yahoo!, Inc. *	1,118,158
		1,237,049

	Investment Banks/Brokers (2.0%)
2,866	Bear Stearns Companies, Inc. (The)	286,313
9,376	E*TRADE Group, Inc. *	112,512
11,327	Goldman Sachs Group Inc. (The)	1,245,857
6,982	Lehman Brothers Holdings Inc.	657,425
23,546	Merrill Lynch & Co., Inc.	1,332,704
28,561	Morgan Stanley	1,635,117
29,039	Schwab (Charles) Corp. (The)	305,200
		5,575,128
	Investment Managers (0.4%)
2,407	Federated Investors, Inc. (Class B)	68,142
5,004	Franklin Resources, Inc.	343,525
5,977	Janus Capital Group, Inc.	83,379
10,720	Mellon Financial Corp.	305,949
3,131	Price (T.) Rowe Group, Inc.	185,919
		986,914
	Life/Health Insurance (0.7%)
12,695	AFLAC, Inc.	473,016
3,453	Jefferson-Pilot Corp.	169,370
4,410	Lincoln National Corp.	199,067
18,540	MetLife, Inc.	724,914
2,735	Torchmark Corp.	142,767
7,527	UnumProvident Corp.	128,110
		1,837,244
	Major Banks (4.6%)
102,540	Bank of America Corp.	4,522,014
19,691	Bank of New York Co., Inc. (The)	572,024
13,874	BB&T Corp.	542,196
4,305	Comerica, Inc.	237,119
5,865	Huntington Bancshares, Inc.	140,173
10,278	KeyCorp	333,521
15,032	National City Corp.	503,572
7,150	PNC Financial Services Group	368,082
11,752	Regions Financial Corp.	380,765
8,580	SunTrust Banks, Inc.	618,361
40,107	Wachovia Corp.	2,041,847
42,896	Wells Fargo & Co.	2,565,181
		12,824,855
	Major Telecommunications (2.6%)
7,653	ALLTEL Corp.	419,767
20,245	AT&T Corp.	379,594
46,331	BellSouth Corp.	1,218,042
83,563	SBC Communications, Inc.	1,979,607
37,388	Sprint Corp. (Fon Group)	850,577

70,069	Verizon Communications Inc.	2,487,449
		7,335,036
	Managed Health Care (1.4%)
7,446	Aetna, Inc.	558,078
11,560	Caremark Rx, Inc. *	459,857
3,328	CIGNA Corp.	297,190
4,068	Humana, Inc. *	129,932
16,227	UnitedHealth Group, Inc.	1,547,731
7,715	WellPoint Inc. *	967,075
		3,959,863
	Media Conglomerates (2.2%)
51,790	Disney (Walt) Co. (The)	1,487,927
65,993	News Corp Inc. (Class A)	1,116,602
116,257	Time Warner, Inc. *	2,040,310
43,130	Viacom Inc. (Class B) (Non-Voting)	1,502,218
		6,147,057
	Medical Distributors (0.4%)
2,810	AmerisourceBergen Corp.	160,985
10,968	Cardinal Health, Inc.	612,014
7,467	McKesson Corp.	281,879
		1,054,878
	Medical Specialties (2.2%)
4,966	Applera Corp. - Applied Biosystems Group	98,029
2,649	Bard (C.R.), Inc.	180,344
1,357	Bausch & Lomb, Inc.	99,468
15,676	Baxter International, Inc.	532,670
6,398	Becton, Dickinson & Co.	373,771
6,392	Biomet, Inc.	232,030
19,226	Boston Scientific Corp. *	563,130
2,967	Fisher Scientific International, Inc. *	168,882
8,160	Guidant Corp.	603,024
3,949	Hospira, Inc. *	127,434
30,596	Medtronic, Inc.	1,558,866
3,137	Pall Corp.	85,075
3,277	PerkinElmer, Inc.	67,605
9,129	St. Jude Medical, Inc. *	328,644
9,478	Stryker Corp.	422,814
3,057	Waters Corp. *	109,410
6,240	Zimmer Holdings, Inc. *	485,534
		6,036,730
	Miscellaneous Commercial Services (0.0%)
3,327	Sabre Holdings Corp. (Class A)	72,795

	Miscellaneous Manufacturing (0.1%)
5,153	Dover Corp.	194,732

	Motor Vehicles (0.5%)
46,314	Ford Motor Co.	524,738
14,288	General Motors Corp.	419,924
7,386	Harley-Davidson, Inc.	426,615
		1,371,277
	Multi-Line Insurance (1.6%)
65,885	American International Group, Inc.	3,650,688
7,480	Hartford Financial Services Group, Inc. (The)	512,829
4,038	Loews Corp.	296,955
3,217	Safeco Corp.	156,700
		4,617,172
	Office Equipment/Supplies (0.2%)
2,571	Avery Dennison Corp.	159,222
5,839	Pitney Bowes, Inc.	263,456
		422,678
	Oil & Gas Pipelines (0.2%)
16,270	El Paso Corp.	172,137
2,778	Kinder Morgan, Inc.	210,295
14,424	Williams Companies, Inc. (The)	271,315
		653,747
	Oil & Gas Production (1.5%)
5,991	Anadarko Petroleum Corp.	455,915
8,258	Apache Corp.	505,637
9,787	Burlington Resources, Inc.	490,035
12,127	Devon Energy Corp.	579,064
6,045	EOG Resources, Inc.	294,633
4,129	Kerr-McGee Corp.	323,425
10,048	Occidental Petroleum Corp.	715,116
6,844	Unocal Corp.	422,206
8,788	XTO Energy Inc.	288,598
		4,074,629
	Oil Refining/Marketing (0.4%)
1,678	Ashland, Inc.	113,215
8,778	Marathon Oil Corp.	411,864
1,755	Sunoco, Inc.	181,678
6,492	Valero Energy Corp.	475,669
		1,182,426
	Oilfield Services/Equipment (0.9%)
8,555	Baker Hughes Inc.	380,612
4,110	BJ Services Co.	213,227
12,761	Halliburton Co.	551,913

4,245	National-Oilwell, Inc. *	198,241
14,914	Schlumberger Ltd. (Netherlands Antilles)	1,051,139
		2,395,132
	Other Consumer Services (0.8%)
4,192	Apollo Group, Inc. (Class A)*	310,460
4,180	Block (H.&R.), Inc.	211,424
26,692	Cendant Corp.	548,254
30,616	eBay, Inc. *	1,140,752
		2,210,890
	Other Consumer Specialties (0.1%)
3,665	Fortune Brands, Inc.	295,509

	Other Metals/Minerals (0.1%)
2,445	Phelps Dodge Corp.	248,730

	Packaged Software (3.5%)
6,155	Adobe Systems, Inc.	413,431
5,805	Autodesk, Inc.	172,757
5,604	BMC Software, Inc. *	84,060
13,661	Computer Associates International, Inc.	370,213
9,798	Compuware Corp. *	70,546
4,690	Intuit Inc. *	205,281
2,136	Mercury Interactive Corp. *	101,204
255,959	Microsoft Corp.	6,186,529
9,586	Novell, Inc. *	57,133
113,664	Oracle Corp. *	1,418,527
6,842	Parametric Technology Corp. *	38,247
17,948	Symantec Corp. *	382,831
10,678	VERITAS Software Corp. *	247,943
		9,748,702
	Personnel Services (0.1%)
3,053	Monster Worldwide Inc. *	85,637
4,072	Robert Half International, Inc.	109,781
		195,418
	Pharmaceuticals: Generic Drugs (0.1%)
6,811	Mylan Laboratories, Inc.	120,691
2,770	Watson Pharmaceuticals, Inc. *	85,122
		205,813
	Pharmaceuticals: Major (6.6%)
39,435	Abbott Laboratories	1,838,460
49,430	Bristol-Myers Squibb Co.	1,258,488
75,221	Johnson & Johnson	5,051,842
28,653	Lilly (Eli) & Co.	1,492,821
55,855	Merck & Co., Inc.	1,808,026

188,724	Pfizer, Inc.	4,957,779
37,311	Schering-Plough Corp.	677,195
33,797	Wyeth	1,425,557
		18,510,168
	Pharmaceuticals: Other (0.2%)
3,329	Allergan, Inc.	231,266
8,889	Forest Laboratories, Inc. *	328,449
6,110	King Pharmaceuticals, Inc. *	50,774
		610,489
	Precious Metals (0.2%)
4,528	Freeport-McMoRan Copper & Gold, Inc. (Class B)	179,354
11,229	Newmont Mining Corp.	474,425
		653,779
	Property - Casualty Insurers (1.1%)
7,189	ACE Ltd. (Cayman Islands)	296,690
17,181	Allstate Corp. (The)	928,805
4,846	Chubb Corp. (The)	384,142
4,019	Cincinnati Financial Corp.	175,269
5,064	Progressive Corp. (The)	464,673
16,935	St. Paul Travelers Companies, Inc. (The)	622,023
3,517	XL Capital Ltd. (Class A) (Cayman Islands)	254,525
		3,126,127
	Publishing: Books/Magazines (0.0%)
1,150	Meredith Corp.	53,762

	Publishing: Newspapers (0.4%)
1,786	Dow Jones & Co., Inc.	66,743
6,354	Gannett Co., Inc.	502,474
1,910	Knight-Ridder, Inc.	128,447
3,688	New York Times Co. (The) (Class A)	134,907
7,545	Tribune Co.	300,819
		1,133,390
	Pulp & Paper (0.3%)
6,573	Georgia-Pacific Corp.	233,276
12,403	International Paper Co.	456,306
5,126	MeadWestvaco Corp.	163,109
		852,691
	Railroads (0.6%)
9,571	Burlington Northern Santa Fe Corp.	516,164
5,454	CSX Corp.	227,159
10,125	Norfolk Southern Corp.	375,131
6,602	Union Pacific Corp.	460,159
		1,578,613

	Real Estate Investment Trusts (0.5%)
2,420	Apartment Investment & Management Co. (Class A)	90,024
5,054	Archstone-Smith Trust	172,392
10,200	Equity Office Properties Trust	307,326
7,153	Equity Residential	230,398
4,650	Plum Creek Timber Co., Inc.	166,005
4,652	ProLogis	172,589
5,595	Simon Property Group, Inc.	338,945
		1,477,679
	Recreational Products (0.3%)
2,451	Brunswick Corp.	114,829
7,790	Electronic Arts, Inc. *	403,366
4,222	Hasbro, Inc.	86,340
10,540	Mattel, Inc.	225,029
		829,564
	Regional Banks (1.4%)
8,983	AmSouth Bancorporation	233,109
3,126	Compass Bancshares, Inc.	141,920
13,156	Fifth Third Bancorp	565,445
3,115	First Horizon National Corp.	127,061
2,488	M&T Bank Corp.	253,925
5,256	Marshall & Ilsley Corp.	219,438
11,905	North Fork Bancorporation, Inc.	330,245
5,145	Northern Trust Corp.	223,499
7,863	Synovus Financial Corp.	219,063
46,883	U.S. Bancorp	1,351,168
2,273	Zions Bancorporation	156,882
		3,821,755
	Restaurants (0.8%)
3,737	Darden Restaurants, Inc.	114,651
32,179	McDonald’s Corp.	1,002,054
10,109	Starbucks Corp. *	522,231
2,883	Wendy’s International, Inc.	112,552
7,371	Yum! Brands, Inc.	381,892
		2,133,380
	Savings Banks (0.5%)
7,143	Golden West Financial Corp.	432,151
9,481	Sovereign Bancorp, Inc.	210,099
22,090	Washington Mutual, Inc.	872,555
		1,514,805
	Semiconductors (2.6%)
9,965	Advanced Micro Devices, Inc. *	160,636
9,418	Altera Corp. *	186,288
9,423	Analog Devices, Inc.	340,547

7,793	Applied Micro Circuits Corp. *	25,639
7,357	Broadcom Corp. (Class A)*	220,121
10,158	Freescale Semiconductor Inc. (Class B)*	175,225
157,517	Intel Corp.	3,659,120
7,768	Linear Technology Corp.	297,592
9,737	LSI Logic Corp. *	54,430
8,265	Maxim Integrated Products, Inc.	337,791
15,527	Micron Technology, Inc. *	160,549
8,988	National Semiconductor Corp.	185,243
4,205	NVIDIA Corp. *	99,911
4,548	PMC - Sierra, Inc. *	40,022
43,542	Texas Instruments Inc.	1,109,886
8,816	Xilinx, Inc.	257,692
		7,310,692
	Services to the Health Industry (0.4%)
1,925	Express Scripts, Inc. (Class A)*	167,841
5,867	IMS Health Inc.	143,096
3,416	Laboratory Corp. of America Holdings *	164,651
6,965	Medco Health Solutions Inc. *	345,255
2,309	Quest Diagnostics Inc.	242,745
		1,063,588
	Specialty Insurance (0.2%)
2,749	Ambac Financial Group, Inc.	205,488
3,560	MBIA Inc.	186,117
2,448	MGIC Investment Corp.	150,968
		542,573
	Specialty Stores (0.5%)
5,712	AutoNation, Inc. *	108,185
1,712	AutoZone, Inc. *	146,718
7,655	Bed Bath & Beyond Inc. *	279,714
7,912	Office Depot, Inc. *	175,488
2,364	OfficeMax Inc.	79,194
12,528	Staples, Inc. *	393,755
3,681	Tiffany & Co.	127,068
5,440	Toys ‘R’ Us, Inc. *	140,134
		1,450,256
	Specialty Telecommunications (0.1%)
3,404	CenturyTel, Inc.	111,787
8,486	Citizens Communications Co.	109,809
42,277	Qwest Communications International, Inc. *	156,425
		378,021
	Steel (0.2%)
2,264	Allegheny Technologies Inc.	54,585
4,041	Nucor Corp.	232,600

2,888	United States Steel Corp.	146,855
		434,040
	Telecommunication Equipment (1.2%)
20,509	ADC Telecommunications, Inc. *	40,813
4,073	Andrew Corp. *	47,695
14,475	CIENA Corp. *	24,897
5,000	Comverse Technology, Inc. *	126,100
35,660	Corning Inc. *	396,896
112,085	Lucent Technologies Inc. *	308,234
62,021	Motorola, Inc.	928,454
41,632	QUALCOMM, Inc.	1,525,813
11,686	Tellabs, Inc. *	85,308
		3,484,210
	Tobacco (1.4%)
52,327	Altria Group, Inc.	3,421,663
2,946	Reynolds American, Inc.	237,418
4,182	UST, Inc.	216,209
		3,875,290
	Tools/Hardware (0.1%)
2,029	Black & Decker Corp.	160,271
1,466	Snap-On, Inc.	46,604
1,902	Stanley Works (The)	86,104
		292,979
	Trucks/Construction/Farm Machinery (0.6%)
8,675	Caterpillar Inc.	793,242
1,082	Cummins Inc.	76,119
6,245	Deere & Co.	419,227
1,664	Navistar International Corp. *	60,570
4,394	PACCAR, Inc.	318,082
		1,667,240
	Wholesale Distributors (0.1%)
4,420	Genuine Parts Co.	192,226
2,110	Grainger (W.W.), Inc.	131,390
		323,616
	Wireless Telecommunications (0.3%)
28,501	Nextel Communications, Inc. (Class A) *	809,998

	TOTAL COMMON STOCKS (Cost $257,498,662)	273,510,831

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	SHORT-TERM INVESTMENT (0.7%)
	REPURCHASE AGREEMENT
$2,072	Joint repurchase agreement account 2.6875% due 04/01/05 (dated 03/31/05; proceeds $2,072,361 (a) (Cost $2,072,206)		$2,072,206

	TOTAL INVESTMENTS (Cost $259,570,868) (b) (c)	98.5%	275,583,037
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	4,213,482
	NET ASSETS	100.0%	$279,796,519

*                                         Non-income producing security.

**                                  A portion of this security is segregated in connection with open futures contracts in th amount of $305,550.

(a)                               Collaterized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 6.00% due 10/01/34 valued at $2,113,650.

(b)                               Securities have been designated as collateral in an amount equal to $5,788,673 in connection with open futures contracts.

(c)                                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $53,734,398 and the aggregate gross unrealized depreciation is $37,722,230, resulting in net unrealized appreciation of $16,012,168.

FUTURES CONTRACTS OPEN AT MARCH 31, 2005:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF		DELIVERY MONTH	FACE AMOUNT	APPRECIATION/
CONTRACTS	LONG/SHORT	AND YEAR	AT VALUE	DEPRECIATION
62	Long	S&P 500 Index E-MINI June 2005	$3,670,090	$4,739

7	Long	S&P 500 Index June 2005	2,071,825	(51,748)

		Net unrealized depreciation		$(47,009)

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (68.7%)
	Advertising/Marketing Services (1.1%)
53,600	Lamar Advertising Co. (Class A)*	$2,159,544
26,490	Omnicom Group, Inc.	2,344,895
		4,504,439
	Aerospace & Defense (1.7%)
89,470	Northrop Grumman Corp.	4,829,591
57,560	Raytheon Co.	2,227,572
		7,057,163
	Agricultural Commodities/Milling (1.7%)
292,240	Archer-Daniels-Midland Co.	7,183,259

	Apparel/Footwear Retail (1.0%)
189,200	Gap, Inc. (The)	4,132,128

	Beverages: Non-Alcoholic (1.4%)
140,800	Coca-Cola Co. (The)	5,867,136

	Biotechnology (2.2%)
64,000	Applera Corp. - Celera Genomics Group*	656,000
121,620	Celgene Corp.*	4,141,161
117,620	Gilead Sciences, Inc.*	4,210,796
		9,007,957
	Chemicals: Agricultural (0.7%)
45,890	Monsanto Co.	2,959,905

	Chemicals: Major Diversified (1.3%)
66,330	Dow Chemical Co. (The)	3,306,550
63,900	Engelhard Corp.	1,918,917
		5,225,467
	Computer Communications (1.2%)
266,400	Cisco Systems, Inc.*	4,765,896

	Computer Peripherals (0.7%)
222,800	EMC Corp.*	2,744,896

	Computer Processing Hardware (2.7%)
150,360	Apple Computer, Inc.*	6,265,501
109,200	Dell, Inc.*	4,195,464
221,240	Sun Microsystems, Inc.*	893,810
		11,354,775
	Containers/Packaging (0.5%)
139,120	Smurfit-Stone Container Corp.*	2,152,186

	Contract Drilling (0.7%)
57,460	Diamond Offshore Drilling, Inc.	2,867,254

	Department Stores (1.0%)
78,920	Kohl’s Corp.*	4,074,640

	Discount Stores (1.3%)
122,100	Costco Wholesale Corp.	5,394,378

	Electrical Products (2.1%)
86,060	Emerson Electric Co.	5,587,876
75,040	Rayovac Corp.*	3,121,664
		8,709,540
	Electronic Components (0.5%)
188,900	Flextronics International Ltd. (Singapore)*	2,274,356

	Electronic Production Equipment (0.7%)
181,470	Applied Materials, Inc.*	2,948,887

	Environmental Services (1.0%)
143,650	Waste Management, Inc.	4,144,303

	Financial Conglomerates (3.8%)
106,500	American Express Co.	5,470,905
118,600	Citigroup, Inc.	5,329,884
140,160	JPMorgan Chase & Co.	4,849,536
		15,650,325
	Food: Major Diversified (1.0%)
95,000	Kellogg Co.	4,110,650

	Food: Meat/Fish/Dairy (1.2%)
140,520	Dean Foods Co.*	4,819,836

	Household/Personal Care (1.3%)
48,320	Colgate-Palmolive Co.	2,520,854
54,570	Gillette Co. (The)	2,754,694
		5,275,548
	Industrial Conglomerates (1.4%)
163,500	General Electric Co.	5,895,810

	Information Technology Services (1.3%)
56,700	International Business Machines Corp.	5,181,246

	Integrated Oil (2.0%)
47,390	BP PLC (ADR) (United Kingdom)	2,957,136
53,280	Exxon Mobil Corp.	3,175,488
35,240	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	2,115,810
		8,248,434
	Internet Software/Services (0.9%)
165,500	Siebel Systems, Inc.*	1,511,015
68,740	Yahoo!, Inc.*	2,330,286
		3,841,301
	Investment Banks/Brokers (0.4%)
161,550	Ameritrade Holding Corp.*	1,649,426

	Major Banks (2.7%)
126,940	Bank of America Corp.	5,598,054
83,750	KeyCorp	2,717,688
45,470	Wells Fargo & Co.	2,719,106
		11,034,848
	Major Telecommunications (1.0%)
132,870	AT&T Corp.	2,491,312
66,800	SBC Communications, Inc.	1,582,492
		4,073,804

	Media Conglomerates (1.4%)
322,830	Time Warner, Inc.*	5,665,667

	Medical Specialties (3.7%)
86,660	Bard (C.R.), Inc.	5,899,813
85,580	Fisher Scientific International, Inc.*	4,871,214
74,330	Hospira, Inc.*	2,398,629
37,970	Medtronic, Inc.	1,934,572
		15,104,228
	Motor Vehicles (1.1%)
179,460	Honda Motor Co., Ltd. (ADR) (Japan)	4,493,677

	Oil & Gas Production (0.7%)
59,990	Burlington Resources, Inc.	3,003,699

	Oil Refining/Marketing (0.7%)
43,790	Ashland, Inc.	2,954,511

	Oilfield Services/Equipment (1.6%)
77,530	Halliburton Co.	3,353,173
55,150	Smith International, Inc.	3,459,560
		6,812,733
	Packaged Software (2.5%)
152,900	Microsoft Corp.	3,695,593
330,400	Oracle Corp.*	4,123,392
132,950	Sybase, Inc.*	2,454,257
		10,273,242
	Pharmaceuticals: Major (4.0%)
79,545	Johnson & Johnson	5,342,242
68,400	Lilly (Eli) & Co.	3,563,640
158,090	Pfizer, Inc.	4,153,024
84,200	Wyeth	3,551,556
		16,610,462
	Precious Metals (0.4%)
39,920	Newmont Mining Corp.	1,686,620

	Property - Casualty Insurers (0.9%)
68,560	Allstate Corp. (The)	3,706,354

	Railroads (1.7%)
29,040	Burlington Northern Santa Fe Corp.	1,566,127
57,600	CSX Corp.	2,399,040
42,970	Union Pacific Corp.	2,995,009
		6,960,176
	Regional Banks (0.4%)
68,340	AmSouth Bancorporation	1,773,423

	Semiconductors (2.1%)
107,510	Freescale Semiconductor Inc. (Class B)*	1,854,547
112,310	Intel Corp.	2,608,961
229,330	Micron Technology, Inc.*	2,371,272
206,760	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,753,325
		8,588,105
	Specialty Stores (0.8%)
87,980	Bed Bath & Beyond Inc.*	3,214,789

	Specialty Telecommunications (0.8%)
240,000	Citizens Communications Co.	3,105,600

	Telecommunication Equipment (3.3%)
429,500	Corning Inc.*	4,780,335
277,500	Motorola, Inc.	4,154,175
302,700	Nokia Corp. (ADR) (Finland)	4,670,661
		13,605,171
	Tobacco (0.8%)
53,560	Altria Group, Inc.	3,502,288

	Trucks/Construction/Farm Machinery (1.3%)
58,360	Caterpillar Inc.	5,336,438

	Total Common Stocks (Cost $223,130,161)	283,546,976

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (5.5%)
	Advertising/Marketing Services (0.0%)
$150	WPP Finance (UK) Corp. (United Kingdom)	5.875%	06/15/14	155,371

	Aerospace & Defense (0.2%)
150	Northrop Grumman Corp.	4.079	11/16/06	149,865
74	Raytheon Co.	6.15	11/01/08	77,481
20	Raytheon Co.	8.30	03/01/10	22,987
325	Systems 2001 Asset Trust LLC - 144A** (Cayman Islands)	6.664	09/15/13	352,708
				603,041
	Air Freight/Couriers (0.0%)
140	Fedex Corp.	2.65	04/01/07	135,731

	Airlines (0.1%)
368	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	392,273
125	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	127,240
				519,513
	Beverages: Alcoholic (0.1%)
215	Miller Brewing Co. - 144A**	4.25	08/15/08	213,048

	Broadcasting (0.0%)
115	Clear Channel Communications, Inc.	7.65	09/15/10	126,034

	Cable/Satellite TV (0.1%)
30	Comcast Cable Communications Inc.	6.75	01/30/11	32,445
30	Comcast Corp.	5.30	01/15/14	29,726
90	Comcast Corp.	6.50	01/15/15	96,509
25	Comcast Corp.	7.625	02/15/08	26,733
180	Cox Communications, Inc. - 144A**	4.625	01/15/10	175,092
190	TCI Communications, Inc.	7.875	02/15/26	232,444
				592,949
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	103,791

	Containers/Packaging (0.1%)
200	Sealed Air Corp. - 144A**	5.625	07/15/13	202,621

	Department Stores (0.1%)
275	May Department Stores Co., Inc.	5.95		11/01/08	284,190

	Drugstore Chains (0.1%)
455	CVS Corp.	5.625		03/15/06	461,849

	Electric Utilities (0.6%)
210	Arizona Public Service Co.	5.80		06/30/14	220,370
50	Arizona Public Service Co.	6.75		11/15/06	51,886
200	Carolina Power & Light Co.	5.125		09/15/13	200,456
45	CC Funding Trust I	6.90		02/16/07	47,028
90	Cincinnati Gas & Electric Co.	5.70		09/15/12	93,471
130	Consolidated Natural Gas Co.	5.00		12/01/14	127,351
25	Consolidated Natural Gas Co. (Series A)	5.00		03/01/14	24,574
170	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	182,351
125	Consumers Energy Co. (Series H)	4.80		02/17/09	125,207
155	Detroit Edison Co. - 144A**	4.80		02/15/15	150,592
55	Detroit Edison Co. (The)	6.125		10/01/10	58,559
130	Entergy Gulf States, Inc.	3.31	††	12/01/09	130,610
85	Entergy Gulf States, Inc.	3.60		06/01/08	82,548
130	Exelon Corp.	6.75		05/01/11	141,633
260	FPL Group Capital Inc.	3.25		04/11/06	258,437
130	Ohio Edison Co.	5.45		05/01/15	130,284
185	Pacific Gas & Electric Co.	6.05		03/01/34	190,617
45	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	43,591
125	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	125,221
60	South Carolina Electric & Gas Co.	5.30		05/15/33	58,532
35	Southern California Edison Co.	5.00		01/15/14	34,750
40	Texas Eastern Transmission, L. P.	7.00		07/15/32	46,076
75	Wisconsin Electric Power Co.	3.50		12/01/07	73,510
					2,597,654
	Electrical Products (0.1%)
215	Cooper Industries Inc.	5.25		07/01/07	218,978

	Finance/Rental/Leasing (0.4%)
150	CIT Group Inc.	2.875		09/29/06	147,349
65	CIT Group Inc.	7.375		04/02/07	68,768
310	Countrywide Home Loans, Inc. (Series MTNL)	3.25		05/21/08	296,952
210	Ford Motor Credit Co.	7.375		10/28/09	211,119
310	MBNA Corp.	6.125		03/01/13	327,533
165	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	161,647
170	SLM Corp. (Series MTNA)	4.00		01/15/10	165,082
215	SLM Corp. (Series MTNA)	5.00		10/01/13	212,583
					1,591,033
	Financial Conglomerates (0.6%)
360	JPMorgan Chase & Co.	6.00		02/15/09	377,148
105	Citicorp	6.75		08/15/05	106,308
270	Citigroup Inc.	5.625		08/27/12	280,149
225	Citigroup Inc.	5.75		05/10/06	229,355
205	Citigroup Inc.	6.00		02/21/12	218,528
125	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	122,193
320	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	370,615
100	General Motors Acceptance Corp.	4.50		07/15/06	97,578
565	General Motors Acceptance Corp.	6.875		09/15/11	511,878
					2,313,752
	Food: Major Diversified (0.0%)
155	Kraft Foods Inc. (The)	5.625		11/01/11	161,049

	Forest Products (0.0%)
90	Weyerhaeuser Co.	6.00		08/01/06	92,277

	Gas Distributors (0.1%)
130	Nisource Finance Corp.	3.43	††	11/23/09	130,887
46	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628		09/15/06	47,767
135	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	155,754
40	Sempra Energy	4.621		05/17/07	40,179
					374,587
	Home Furnishings (0.0%)
115	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	128,235

	Hotels/Resorts/Cruiselines (0.1%)
170	Hyatt Equities LLC - 144A**	6.875		06/15/07	175,666
315	Marriott International, Inc. (Series E)	7.00		01/15/08	334,746
					510,412
	Household/Personal Care (0.1%)
240	Clorox Co. (The) -144A**	3.125	††	12/14/07	240,436

	Industrial Conglomerates (0.1%)
100	Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)	5.45		11/24/10	101,464
125	Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)	6.50		02/13/13	132,174
135	Textron Financial Corp. (Series MTNE)	4.125		03/03/08	134,113
					367,751
	Insurance Brokers/Services (0.2%)
500	Farmers Exchange Capital - 144A**	7.05		07/15/28	523,622
315	Marsh & McLennan Companies, Inc.	5.375		07/15/14	302,740
					826,362
	Integrated Oil (0.1%)
165	Amerada Hess Corp.	7.875		10/01/29	197,804

	Investment Banks/Brokers (0.1%)
95	Goldman Sachs Group Inc.	5.25		10/15/13	94,534
210	Goldman Sachs Group Inc.	6.60		01/15/12	227,562
185	Goldman Sachs Group Inc.	6.875		01/15/11	202,030
					524,126
	Major Banks (0.1%)
75	Bank of New York Co., Inc. (The)	5.20		07/01/07	76,509
185	FleetBoston Financial Corp.	7.25		09/15/05	188,143
115	HSBC Finance Corp.	6.75		05/15/11	126,052
					390,704
	Major Telecommunications (0.2%)
235	Deutsche Telekom International Finance Corp. (Netherlands)	8.25		06/15/30	308,255
105	France Telecom S.A. (France)	8.50		03/01/31	138,611
60	Sprint Capital Corp.	8.75		03/15/32	78,077
165	Telecom Italia Capital SpA - 144A** (Luxembourg)	4.00		01/15/10	157,912
130	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	126,706
					809,561
	Managed Health Care (0.2%)
380	Aetna, Inc.	7.875		03/01/11	437,077
150	WellPoint Health Networks Inc.	6.375		06/15/06	153,857
40	WellPoint Inc. - 144A**	3.75		12/14/07	39,282
					630,216
	Media Conglomerates (0.2%)
135	AOL Time Warner Inc.	7.625		04/15/31	159,082
75	AOL Time Warner Inc.	7.70		05/01/32	89,318

330	News America Inc.	7.30		04/30/28	368,788
145	Time Warner Inc.	6.625		05/15/29	152,815
					770,003
	Motor Vehicles (0.1%)
220	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	266,236
65	Ford Motor Co.	7.45		07/16/31	58,957
155	General Motors Corp.	8.375		07/15/33	132,959
					458,152
	Multi-Line Insurance (0.3%)
490	AIG Sun America Global Finance VI - 144A**	6.30		05/10/11	527,092
290	American General Finance Corp. (Series MTNF)	5.875		07/14/06	296,551
325	AXA Financial Inc.	6.50		04/01/08	344,049
25	Hartford Financial Services Group, Inc. (The)	2.375		06/01/06	24,440
45	International Lease Finance Corp.	3.75		08/01/07	44,418
125	Two-Rock Pass Through - 144A** (Bahamas)	3.714	††	12/31/49	124,745
					1,361,295
	Oil & Gas Production (0.2%)
45	Kerr-McGee Corp.	5.875		09/15/06	45,751
45	Kerr-McGee Corp.	6.625		10/15/07	46,643
185	Pemex Project Funding Master Trust	7.375		12/15/14	198,412
40	Pemex Project Funding Master Trust	8.00		11/15/11	44,360
185	Pemex Project Funding Master Trust	8.625		02/01/22	210,669
75	Pemex Project Funding Master Trust	9.125		10/13/10	86,813
					632,648
	Property - Casualty Insurers (0.1%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	296,765

	Pulp & Paper (0.0%)
140	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	152,076

	Railroads (0.1%)
125	Burlington North Santa Fe Railway Co.	4.575		01/15/21	121,680
95	CSX Corp.	2.75		02/15/06	93,928
50	CSX Corp.	9.00		08/15/06	53,089
85	Norfolk Southern Corp.	7.35		05/15/07	90,140
100	Union Pacific Corp. - 144A**	5.214		09/30/14	99,181
75	Union Pacific Corp.	6.65		01/15/11	81,472
60	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	63,525
					603,015
	Real Estate Development (0.1%)
529	World Financial Properties - 144A**	6.91		09/01/13	567,385

	Real Estate Investment Trusts (0.1%)
260	EOP Operating LP	6.763		06/15/07	271,886

	Regional Banks (0.1%)
350	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	344,550

	Savings Banks (0.2%)
170	Household Finance Corp.	4.125		12/15/08	167,105
160	Household Finance Corp.	5.875		02/01/09	166,632
75	Household Finance Corp.	6.375		10/15/11	81,131
100	Household Finance Corp.	6.40		06/17/08	105,511
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,871
165	Washington Mutual Bank	5.50		01/15/13	168,648
120	Washington Mutual Inc.	8.25		04/01/10	136,266
					924,164

	Tobacco (0.1%)
120	Altria Group, Inc.	7.00		11/04/13	128,973
175	Altria Group, Inc.	7.75		01/15/27	200,297
					329,270
	Trucks/Construction/Farm Machinery (0.1%)
270	Caterpillar Financial Services Corp. (Series MTNF)	2.92	††	08/20/07	270,154
55	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	54,124
					324,278
	Wireless Telecommunications (0.0%)
90	New Cingular Wireless Services	8.75		03/01/31	119,095

	Total Corporate Bonds (Cost $22,166,027)				22,527,657

	U.S. Government Obligations (16.3%)
2,250	U.S. Treasury Bond	6.125		08/15/29	2,650,871
500	U.S. Treasury Bond	6.375		08/15/27	600,879
2,875	U.S. Treasury Bond	8.125		08/15/19	3,868,787
3,100	U.S. Treasury Bond	8.125		08/15/21	4,246,033
38,000	U.S. Treasury Note	3.625		05/15/13	36,079,252
5,000	U.S. Treasury Note	3.875		02/15/13	4,827,930
4,650	U.S. Treasury Note	4.25		08/15/13	4,586,974
500	U.S. Treasury Note	4.375		08/15/12	501,329
1,200	U.S. Treasury Note	6.50		02/15/10	1,321,735
2,900	U.S. Treasury Note	6.625		05/15/07	3,065,280
3,000	U.S. Treasury Note	6.75		05/15/05	3,015,120
4,750	U.S. Treasury Strip	0.00		02/15/25	1,773,356
445	U.S. Treasury Strip	0.00		02/15/25	165,492
1,250	U.S. Treasury Strip	0.00		02/15/27	424,425

	Total U.S. Government Obligations (Cost $67,410,564)				67,127,463

	U.S. Government Agency-Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corp. PC Gold
15		6.50		05/01/29-12/01/31	15,818
52		7.50		08/01/32	55,542
388		8.00		01/01/30-11/01/30	417,352
	Federal Home Loan Mortgage Corp.
790		5.125		11/07/13	790,668
185		7.50		01/01/30-04/01/31	198,340
	Federal National Mortgage Assoc.
4,380	(DD)	4.25		05/15/09	4,354,425
5		6.50		11/01/29	5,522
173		7.00		10/01/27-04/01/32	183,036
150		7.50		†	160,313
967		7.50		09/01/29-03/01/32	1,034,666
1,543		8.00		11/01/29-05/01/31	1,661,995

	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $8,801,929)				8,877,677

	Asset-Backed Securities (2.5%)
	Finance/Rental/Leasing
700	American Express Credit Account Master Trust 2001-2 A	5.53		10/15/08	711,854
500	American Express Credit Account Master Trust 2002-3 A	2.92	††	12/15/09	501,343

850	American Express Credit Account Master Trust 2003-3 A	2.92	††	11/15/10	852,467
183	Asset Backed Funding Certificates 2004-HE1 A1	2.98	††	06/25/22	183,523
221	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44		02/15/07	219,306
350	Capital Auto Receivables Asset Trust 2003-3 A3B	2.89	††	01/15/08	350,521
915	Chase Credit Card Master Trust 2001-4 A	5.50		11/17/08	933,912
600	Citibank Credit Card Issuance Trust 2000-A1 A1	6.90		10/15/07	611,074
325	CNH Equipment Trust 2005-A A3	4.02		04/15/09	323,806
400	GE Capital Credit Card Master Note Trust 2004-2 A	2.85	††	09/15/10	400,334
350	GE Dealer Floorplan Master Note Trust 2004-1 A	2.90	††	07/20/08	350,191
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	592,263
500	MBNA Master Credit Card Trust 2002-A10 A10	2.95	††	02/16/10	501,746
314	Residential Asset Securities Corp. 2004-KS8 AI1	3.01	††	10/25/22	314,162
350	SLM Student Loan Trust 2004-6 A2	2.74	††	01/25/13	350,581
650	SLM Student Loan Trust 2004-9 A2	2.72	††	10/25/12	650,289
125	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81		11/17/14	124,803
650	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	640,607
600	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	591,733
375	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	372,715
350	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	348,737
400	Wachovia Auto Owner Trust 2004-B A2	2.40		05/21/07	398,270

	Total Asset-Backed Securities (Cost $10,335,736)				10,324,237

	Foreign Government Obligations (0.2%)
345	United Mexican States (Mexico)	8.00		09/24/22	392,438
300	United Mexican States (Mexico)	8.30		08/15/31	344,250
105	United Mexican States (Mexico)	8.375		01/14/11	119,753

	Total Foreign Government Obligations (Cost $806,319)				856,441

	Short-Term Investments (6.7%)
	U.S. Government Agency & Obligations (a) (6.7%)
27,550	Federal Home Loan Mortgage Corp.				27,550,000
100	U.S. Treasury Bill***				99,185
	Total U.S. Government Agency & Obligations (Cost $27,649,185)				27,649,185

	Repurchase Agreement (0.0%)
144	The Bank of New York 2.688% due 04/01/05 (dated 03/31/05; proceeds $143,931) (b) (Cost $143,920)				143,920

	Total Short-Term Investments (Cost $27,793,105)				27,793,105

	Total Investments (Cost $360,443,841) (c) (d)			102.0%	421,053,556

	Liabilities in Excess of Other Assets			(2.0)	(8,087,057)

	Net Assets			100.0%	$412,966,499

ADR	American Depositary Receipt.
FSA	Financial Security Assurance Inc.
*	Non-income producing security.

**	Resale is restricted to qualified institutional investors.
***	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $36,300.
†

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

††	Floating rate security; rate shown is the rate in effect at March 31, 2005.
DD	Security purchased on a delayed delivery basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by Federal National Mortgage Association 5.50% due 04/01/34 valued at $146,798.
(c)

Securities have been designated as collateral in an amount equal to $11,688,245 in connection with securities purchased on a forward commitment basis, a delayed delivery basis and open futures contracts.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $69,815,597 and the aggregate gross unrealized depreciation is $9,205,882, resulting in net unrealized appreciation of $60,609,715.

FUTURES CONTRACTS OPEN AT MARCH 31, 2005:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH, AND YEAR	AMOUNT AT VALUE	APPRECIATION
66	Short	U.S. Treasury Notes 5 Year 2005	$(7,121,093)	$52,724

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments March 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.9%)
	Electric Utilities (58.7%)
240,000	AES Corp. (The)*	$3,931,200
50,000	Allegheny Energy, Inc.*	1,033,000
135,865	Cinergy Corp.	5,505,250
50,000	Consolidated Edison, Inc.	2,109,000
117,000	Constellation Energy Group, Inc.	6,048,900
80,000	Dominion Resources, Inc.	5,954,400
65,000	DTE Energy Co.	2,956,200
110,432	Duke Energy Corp.	3,093,200
181,000	Edison International	6,284,320
150,000	Energy East Corp.	3,933,000
98,000	Entergy Corp.	6,924,680
155,000	Exelon Corp.	7,112,950
89,200	FirstEnergy Corp.	3,741,940
140,000	FPL Group, Inc.	5,621,000
165,000	PG&E Corp.	5,626,500
90,000	Pinnacle West Capital Corp.	3,825,900
100,000	PNM Resources Inc.	2,668,000
118,000	PPL Corp.	6,370,820
50,000	Progress Energy, Inc.	2,097,500
85,000	Public Service Enterprise Group, Inc.	4,623,150
152,000	SCANA Corp.	5,809,440
150,000	Southern Co. (The)	4,774,500
85,000	TXU Corp.	6,768,550
135,000	Wisconsin Energy Corp.	4,792,500
135,000	Xcel Energy, Inc.	2,319,300
		113,925,200
	Natural Gas/Energy (17.1%)
87,000	AGL Resources, Inc.	3,038,910
65,000	Equitable Resources, Inc.	3,733,600
95,000	KeySpan Corp.	3,702,150
55,000	Kinder Morgan, Inc.	4,163,500
120,000	New Jersey Resources Corp.	5,223,600
50,000	NiSource, Inc.	1,139,500
115,000	Questar Corp.	6,813,750
285,000	Williams Companies, Inc. (The)	5,360,850
		33,175,860
	Telecommunications (20.1%)
70,932	ALLTEL Corp.	3,890,620
151,000	BellSouth Corp.	3,969,790
76,750	CenturyTel, Inc.	2,520,470
35,000	Comcast Corp. (Class A)*	1,182,300
60,000	Crown Castle International Corp.*	963,600
135,000	Nextel Communications, Inc. (Class A)*	3,836,700
171,946	SBC Communications, Inc.	4,073,401
270,000	Sprint Corp. (Fon Group)	6,142,500
52,750	Telefonica de Espana S.A. (ADR) (Spain)*	2,741,418
67,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	2,313,510
95,120	Verizon Communications Inc.	3,376,760
156,000	Vodafone Group PLC (ADR) (United Kingdom)	4,143,360
		39,154,429
	Total Common Stocks (Cost $109,068,625)	186,255,489

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (2.5%)
	Electric Utilities (1.3%)
$100	Appalachian Power Co. (Series G)	3.60%	05/15/08	97,111
140	Carolina Power & Light Co.	5.125	09/15/13	140,319
120	Cleco Power LLC	5.375	05/01/13	117,310
160	Commonwealth Edison Co. (Series 98)	6.15	03/15/12	173,202
90	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	91,675
400	Consumers Energy Co.	6.875	03/01/18	434,067

85	Duke Energy Corp.	4.50	04/01/10	84,210
90	Duquesne Light Co. (Series O)	6.70	04/15/12	99,134
35	Entergy Gulf States, Inc. †	3.31	12/01/09	35,164
25	Entergy Gulf States, Inc.	3.60	06/01/08	24,279
100	Exelon Corp.	6.75	05/01/11	108,948
70	FirstEnergy Corp. (Series B)	6.45	11/15/11	73,953
40	Indianapolis Power & Light Co. - 144A**	6.30	07/01/13	42,172
155	Jersey Central Power & Light Co. (Series MTN)	6.45	05/15/06	158,890
55	Pacific Gas & Electric Co.	6.05	03/01/34	56,670
35	Panhandle Eastern Pipe Line Co.	4.80	08/15/08	35,045
25	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	24,217
160	Pinnacle West Capital Corp.	6.40	04/01/06	162,268
145	Public Service Co. of New Mexico (Series B)	7.50	08/01/18	165,099
145	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	145,256
20	Southern California Edison Co.	5.00	01/15/14	19,857
155	Texas-New Mexico Power Co.	6.25	01/15/09	161,584
75	TXU Energy Co.	7.00	03/15/13	82,205
				2,532,635
	Telecommunications (1.2%)
55	AT&T Corp.	9.05	11/15/11	62,769
160	AT&T Wireless Services, Inc.	7.875	03/01/11	182,201
90	AT&T Wireless Services, Inc.	8.75	03/01/31	119,095
160	Bellsouth Corp.	4.20	09/15/09	156,501
75	British Telecommunications PLC (United Kingdom)	8.375	12/15/10	87,236
215	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	282,020
155	France Telecom S.A. (France)	8.75	03/01/31	204,616
520	GTE Corp.	7.90	02/01/27	559,966
20	SBC Communications, Inc.	5.75	05/02/06	20,371
55	SBC Communications, Inc.	6.45	06/15/34	57,441
90	Sprint Capital Corp.	8.375	03/15/12	105,325
90	Sprint Capital Corp.	8.75	03/15/32	117,115
170	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	165,692
90	Vodafone Airtouch PLC (United Kingdom)	7.75	02/15/10	101,752
				2,222,100
	Total Corporate Bonds (Cost $4,563,549)			4,754,735

	Short-Term Investment (2.1%)
	Repurchase Agreement
4,073	The Bank of New York (dated 03/31/05; proceeds $4,073,450) (a) (Cost $4,073,146)	2.688	04/01/05	4,073,146

	Total Investments (Cost $117,705,320) (b)		100.5%	195,083,370

	Liabilities in Excess of Other Assets		(0.5)	(900,802)

	Net Assets		100.0%	$194,182,568

ADR                       American Depositary Receipt.

*                                         Non-income producing security.

**                                  Resale is restricted to qualified institutional investors.

†                                         Floating rate security; rate shown is the rate in effect at March 31, 2005.

(a)                               Collateralized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 6.0% due 10/01/34 valued at $4,154,609.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $77,554,556 and the aggregate gross unrealized depreciation is $176,506, resulting in net unrealized appreciation of $77,378,050.

Morgan Stanley Variable Investment Series - Utilities

Summary of Investments March 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS
Electric Utilities	$116,457,835	60.0%
Telecommunications	41,376,529	21.3
Energy	33,175,860	17.1
Repurchase Agreement	4,073,146	2.1

	$195,083,370	100.5%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005